UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22001

TDX Independence Funds, Inc.

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY 10170
(Address of principal executive offices)	(Zip code)

David M. Kelley
TDX Independence Funds, Inc.
420 Lexington Avenue
Suite 2550
New York, NY 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 867-7400

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

              Attached hereto.

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

             A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
February 28, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—21.2%
	CONSUMER DISCRETIONARY—2.0%
125	Amazon.com, Inc.*	$14,800
172	Ameristar Casinos, Inc.	2,595
22	AutoZone, Inc.*	3,650
152	Bally Technologies, Inc.*	6,294
518	Brown Shoe Co., Inc.	7,164
143	Buckle (The), Inc.	4,186
159	Carter’s, Inc.*	4,557
334	Cinemark Holdings, Inc.	5,381
160	Collective Brands, Inc.*	3,616
101	Columbia Sportswear Co.	4,630
1,113	Comcast Corp., Class A	18,298
80	Cooper Tire & Rubber Co.	1,403
297	Corinthian Colleges, Inc.*	4,817
168	Daimler AG (Germany)	7,029
371	DIRECTV, Class A*	12,558
559	Eastman Kodak Co.*	3,320
322	Ethan Allen Interiors, Inc.	5,139
1,096	Ford Motor Co.*	12,867
205	Fossil, Inc.*	7,431
102	Hennes & Mauritz AB, B Shares (Sweden)	6,203
641	Home Depot (The), Inc.	19,999
461	HONDA MOTOR Co. Ltd. (Japan)	15,978
205	Iconix Brand Group, Inc.*	2,671
149	J. Crew Group, Inc.*	6,270
167	Jack in the Box, Inc.*	3,527
471	Knology, Inc.*	5,393
160	Las Vegas Sands Corp.*	2,661
54	LVMH Moet Hennessy Louis Vuitton SA (France)	5,866
328	Marcus Corp.	4,005
420	McDonald’s Corp.	26,818
161	Men’s Wearhouse (The), Inc.	3,439
729	News Corp., Class A	9,747
515	Nissan Motor Co. Ltd. (Japan)*	4,086
121	Omnicom Group, Inc.	4,431
444	Panasonic Corp. (Japan)	6,170
197	Rent-A-Center, Inc.*	4,381
242	Sony Corp. (Japan)	8,306
738	Talbots (The), Inc.*	8,000
217	Target Corp.	11,180
446	Time Warner, Inc.	12,952
565	Toyota Motor Corp. (Japan)	21,173
96	Tractor Supply Co.*	5,253
140	Tupperware Brands Corp.	6,542
110	Vail Resorts, Inc.*	3,961
257	Vivendi (France)	6,488
300	Volcom, Inc.*	4,842
15	Volkswagen AG (Germany)	1,300
669	Walt Disney (The) Co.	20,901
134	Warnaco Group (The), Inc.*	5,593

		377,871

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES—2.2%
134	Anheuser-Busch Inbev NV (Belgium)	$6,722
468	B&G Foods, Inc., Class A	4,357
122	Boston Beer (The) Co., Inc., Class A*	5,773
357	British American Tobacco PLC (United Kingdom)	12,117
133	Campbell Soup Co.	4,433
125	Carrefour SA (France)	5,780
140	Casey’s General Stores, Inc.	4,257
795	Coca-Cola (The) Co.	41,912
553	CVS Caremark Corp.	18,664
476	Diageo PLC (United Kingdom)	7,710
146	Fresh Del Monte Produce, Inc. (Cayman Islands)*	2,834
204	Imperial Tobacco Group PLC (United Kingdom)	6,354
504	Kraft Foods, Inc., Class A	14,329
72	Lancaster Colony Corp.	4,143
74	Molson Coors Brewing Co., Class B	2,988
697	Nestle SA (Switzerland)	34,727
715	Philip Morris International, Inc.	35,021
607	Prestige Brands Holdings, Inc.*	4,874
989	Procter & Gamble (The) Co.	62,584
103	Reckitt Benckiser Group PLC (United Kingdom)	5,407
149	Ruddick Corp.	4,366
183	Safeway, Inc.	4,560
1,556	Tesco PLC (United Kingdom)	9,942
157	Tootsie Roll Industries, Inc.	4,272
317	Unilever NV (Netherlands)	9,561
249	Unilever PLC (United Kingdom)	7,293
1,435	Wal-Mart Stores, Inc.	77,591

		402,571

	ENERGY—2.4%
129	Arena Resources, Inc.*	5,344
452	ATP Oil & Gas Corp.*	8,163
80	Berry Petroleum Co., Class A	2,144
731	BG Group PLC (United Kingdom)	12,742
144	Bill Barrett Corp.*	4,883
3,854	BP PLC (United Kingdom)	33,954
733	Chevron Corp.	52,996
551	ConocoPhillips	26,448
117	Dril-Quip, Inc.*	6,402
549	ENI S.p.A (Italy)	12,415
1,809	Exxon Mobil Corp.	117,584
448	General Maritime Corp. (Marshall Islands)	3,239
1,395	ION Geophysical Corp.*	6,389
370	Matrix Service Co.*	3,959
85	Murphy Oil Corp.	4,412
129	Nordic American Tanker Shipping Ltd. (Bermuda)	3,749
269	Occidental Petroleum Corp.	21,480
81	Peabody Energy Corp.	3,724
162	Repsol YPF SA (Spain)	3,678
771	Royal Dutch Shell PLC, Class A (United Kingdom)	21,010
595	Royal Dutch Shell PLC, Class B (United Kingdom)	15,549
409	Schlumberger Ltd. (Netherlands Antilles)	24,990
257	Southwestern Energy Co.*	10,935

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
270	StatoilHydro ASA (Norway)	$6,053
462	Total SA (France)	25,838
109	Woodside Petroleum Ltd. (Australia)	4,233
185	World Fuel Services Corp.	4,888

		447,201

	FINANCIALS—4.0%
382	Aflac, Inc.	18,890
15	Alexander’s, Inc. REIT*	4,380
94	Allianz SE (Germany)	10,878
148	American Campus Communities, Inc. REIT	4,091
421	Annaly Capital Management, Inc. REIT	7,738
233	Assicurazioni Generali S.p.A (Italy)*	5,297
371	Australia & New Zealand Banking Group Ltd. (Australia)	7,688
307	AXA (France)	6,194
633	Banco Bilbao Vizcaya Argentaria SA (Spain)	8,250
1,363	Banco Santander SA (Spain)	17,762
2,917	Bank of America Corp.	48,597
978	Bank of New York Mellon (The) Corp.	27,893
1,511	Barclays PLC (United Kingdom)	7,189
515	BB&T Corp.	14,693
165	BNP Paribas (France)	11,964
673	Boston Private Financial Holdings, Inc.	4,610
325	Capital One Financial Corp.	12,269
924	Charles Schwab (The) Corp.	16,918
258	Commonwealth Bank of Australia (Australia)	12,458
197	Credit Suisse Group AG (Switzerland)	8,759
148	Delphi Financial Group, Inc., Class A	3,157
108	Deutsche Bank AG (Germany)	6,873
373	Dime Community Bancshares, Inc.	4,528
274	Encore Capital Group, Inc.*	4,943
245	Equity One, Inc. REIT	4,525
52	First Financial Bankshares, Inc.	2,722
209	FirstMerit Corp.	4,418
191	Franklin Resources, Inc.	19,429
85	GAMCO Investors, Inc., Class A	3,698
178	Goldman Sachs Group (The), Inc.	27,830
208	Highwoods Properties, Inc. REIT	6,042
3,505	HSBC Holdings PLC (United Kingdom)	38,398
1,601	Intesa Sanpaolo S.p.A (Italy)*	5,642
1,362	JPMorgan Chase & Co.	57,164
136	Kansas City Life Insurance Co.	3,983
109	KBW, Inc.*	2,590
253	Knight Capital Group, Inc., Class A*	4,083
333	MarketAxess Holdings, Inc.	4,982
618	MFA Financial, Inc. REIT	4,474
86	Mid-America Apartment Communities, Inc. REIT	4,467
2,391	Mitsubishi UFJ Financial Group, Inc. (Japan)	12,081
229	Montpelier Re Holdings Ltd. (Bermuda)	4,062
185	Moody’s Corp.	4,925
505	Morgan Stanley	14,231
42	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	6,514
350	National Australia Bank Ltd. (Australia)	7,974
778	National Bank of Greece SA ADR (Greece)*	3,003
537	National Financial Partners Corp.*	6,170

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
231	National Retail Properties, Inc. REIT	$4,902
282	NewAlliance Bancshares, Inc.	3,378
600	Nordea Bank AB (Sweden)	5,872
181	Northern Trust Corp.	9,645
230	Omega Healthcare Investors, Inc. REIT	4,363
160	optionsXpress Holdings, Inc.	2,530
118	Platinum Underwriters Holdings Ltd. (Bermuda)	4,412
116	Potlatch Corp. REIT	3,830
87	ProAssurance Corp.*	4,639
572	Progressive (The) Corp.	9,810
121	Prosperity Bancshares, Inc.	5,061
178	Riskmetrics Group, Inc.*	3,316
149	SCBT Financial Corp.	5,418
184	Simon Property Group, Inc. REIT	14,405
95	Societe Generale (France)	5,238
384	Standard Chartered PLC (United Kingdom)	9,131
74	Stifel Financial Corp.*	4,048
162	Sumitomo Mitsui Financial Group, Inc. (Japan)	5,206
91	Tanger Factory Outlet Centers, Inc. REIT	3,792
109	Tower Group, Inc.	2,482
674	UBS AG (Switzerland)*	9,305
103	UMB Financial Corp.	3,946
3,016	UniCredito Italiano S.p.A (Italy)*	7,643
165	Washington Real Estate Investment Trust REIT	4,597
1,677	Wells Fargo & Co.	45,849
78	Westamerica Bancorp.	4,281
521	Westpac Banking Corp. (Australia)	12,191
89	Westwood Holdings Group, Inc.	3,447
30	Zurich Financial Services AG (Switzerland)	7,243

		739,406

	HEALTH CARE—2.1%
599	Abbott Laboratories	32,513
100	Amedisys, Inc.*	5,765
156	AMERIGROUP Corp.*	4,100
270	AstraZeneca PLC (United Kingdom)	11,853
173	Bayer AG (Germany)	11,491
623	Boston Scientific Corp.*	4,822
537	Bruker Corp.*	6,713
142	Catalyst Health Solutions, Inc.*	5,352
114	Emergency Medical Services Corp., Class A*	5,935
658	eResearch Technology, Inc.*	3,981
131	Forest Laboratories, Inc.*	3,914
110	Genzyme Corp.*	6,292
962	GlaxoSmithKline PLC (United Kingdom)	17,780
78	Haemonetics Corp.*	4,172
302	Isis Pharmaceuticals, Inc.*	2,670
981	Johnson & Johnson	61,802
114	Magellan Health Services, Inc.*	4,779
189	Medicis Pharmaceutical Corp., Class A	4,253
514	Novartis AG (Switzerland)	28,626
90	Novo Nordisk A/S, B Shares (Denmark)	6,370
123	NuVasive, Inc.*	4,914
174	Onyx Pharmaceuticals, Inc.*	4,830
127	Owens & Minor, Inc.	5,671

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
2,511	Pfizer, Inc.	$44,067
171	Psychiatric Solutions, Inc.*	3,668
88	Quality Systems, Inc.	5,037
247	Regeneron Pharmaceuticals, Inc.*	6,042
141	Roche Holding AG (Switzerland)	23,579
221	Sanofi-Aventis SA (France)	16,202
490	SIGA Technologies, Inc.*	3,239
86	Sirona Dental Systems, Inc.*	3,087
178	STERIS Corp.	5,627
181	Takeda Pharmaceutical Co. Ltd. (Japan)	8,198
175	Thoratec Corp.*	5,049
428	UnitedHealth Group, Inc.	14,492
61	Zimmer Holdings, Inc.*	3,497

		390,382

	INDUSTRIALS—2.2%
82	A.O. Smith Corp.	3,715
438	ABB Ltd. (Switzerland)*	8,872
695	BAE Systems PLC (United Kingdom)	3,960
138	Baldor Electric Co.	4,336
141	C.H. Robinson Worldwide, Inc.	7,520
232	Caterpillar, Inc.	13,236
141	CLARCOR, Inc.	4,618
146	CRA International, Inc.*	3,884
129	Curtiss-Wright Corp.	4,134
224	Dollar Thrifty Automotive Group, Inc.*	6,729
44	East Japan Railway Co. (Japan)	3,030
69	Eaton Corp.	4,700
201	EMCOR Group, Inc.*	4,627
274	Emerson Electric Co.	12,971
38	First Solar, Inc.*	4,024
149	General Dynamics Corp.	10,810
3,717	General Electric Co.	59,695
160	Geo Group (The), Inc.*	3,163
352	GrafTech International Ltd.*	4,396
110	Granite Construction, Inc.	3,039
569	Hawaiian Holdings, Inc.*	4,427
255	Heartland Express, Inc.	3,904
74	Heico Corp.	3,526
221	Heidrick & Struggles International, Inc.	5,960
799	Hutchison Whampoa Ltd. (Hong Kong)	5,733
769	JetBlue Airways Corp.*	4,060
238	Knight Transportation, Inc.	4,701
207	Koninklijke (Royal) Philips Electronics NV (Netherlands)	6,065
113	L.B. Foster Co., Class A*	3,436
140	Lockheed Martin Corp.	10,886
321	Mitsubishi Corp. (Japan)	8,019
400	Mitsui & Co. Ltd. (Japan)	6,207
148	PACCAR, Inc.	5,232
89	Regal-Beloit Corp.	5,021
150	Republic Services, Inc.	4,221
262	Rollins, Inc.	5,568
44	Schneider Electric SA (France)	4,709
3	Seaboard Corp.	3,813
179	Siemens AG (Germany)	15,387

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
168	Tetra Tech, Inc.*	$3,515
129	Towers Watson & Co., Class A	5,698
388	Union Pacific Corp.	26,140
755	United Parcel Service, Inc., Class B	44,349
312	United Technologies Corp.	21,419
43	Vestas Wind Systems A/S (Denmark)*	2,129
529	Vicor Corp.*	5,031
83	Vinci SA (France)	4,355
188	Waste Management, Inc.	6,208
88	Watsco, Inc.	5,090

		406,268

	INFORMATION TECHNOLOGY—3.8%
1,274	3Com Corp.*	9,721
492	Accenture PLC, Class A (Ireland)	19,665
110	Anixter International, Inc.*	4,591
310	Apple, Inc.*	63,431
359	Arris Group, Inc.*	3,705
86	CACI International, Inc., Class A*	4,262
242	CANON, Inc. (Japan)	10,062
105	Cass Information Systems, Inc.	3,178
1,931	Cisco Systems, Inc.*	46,981
142	Concur Technologies, Inc.*	5,586
611	Corning, Inc.	10,772
524	Daktronics, Inc.	3,967
109	Digital River, Inc.*	2,866
312	Electro Scientific Industries, Inc.*	3,903
757	EMC Corp.*	13,240
1,001	Entegris, Inc.*	4,484
500	Exar Corp.*	3,695
273	Gartner, Inc.*	6,495
106	Google, Inc., Class A*	55,841
844	Hewlett-Packard Co.	42,867
239	Informatica Corp.*	6,099
465	International Business Machines Corp.	59,128
413	IXYS Corp.*	3,515
238	Jack Henry & Associates, Inc.	5,374
107	ManTech International Corp., Class A*	5,284
100	MasterCard, Inc., Class A	22,437
233	Microsemi Corp.*	3,614
3,157	Microsoft Corp.	90,479
531	ModusLink Global Solutions, Inc.*	5,257
20	Nintendo Co. Ltd. (Japan)	5,440
732	Nokia Oyj (Finland)	9,885
1,784	Oracle Corp.	43,976
440	Palm, Inc.*	2,684
346	Parametric Technology Corp.*	6,024
139	Paychex, Inc.	4,162
232	Polycom, Inc.*	6,058
271	Quest Software, Inc.*	4,566
366	Rackspace Hosting, Inc.*	7,258
195	Riverbed Technology, Inc.*	5,314
185	SAP AG (Germany)	8,271
422	Skyworks Solutions, Inc.*	6,444

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
196	Solera Holdings, Inc.	$6,695
162	SRA International, Inc., Class A*	3,088
570	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	5,714
492	TIBCO Software, Inc.*	4,512
635	Visa, Inc., Class A	54,153
117	VistaPrint NV (Netherlands)*	6,753
476	Yahoo!, Inc.*	7,288

		718,784

	MATERIALS—0.9%
52	Air Liquide SA (France)	6,224
385	American Vanguard Corp.	2,483
277	Anglo American PLC (United Kingdom)*	10,079
176	ArcelorMittal (Luxembourg)	6,718
181	BASF AG (Germany)	10,187
684	BHP Billiton Ltd. (Australia)	25,174
449	BHP Billiton PLC (United Kingdom)	13,719
432	Dow Chemical (The) Co.	12,230
340	E.I. du Pont de Nemours & Co.	11,465
42	NewMarket Corp.	3,740
193	Newmont Mining Corp.	9,511
119	Praxair, Inc.	8,942
265	Rio Tinto PLC (United Kingdom)	13,572
108	Rock-Tenn Co., Class A	4,519
209	Rockwood Holdings, Inc.*	5,014
141	Sensient Technologies Corp.	3,725
80	Shin-Etsu Chemical Co. Ltd. (Japan)	4,303
108	Silgan Holdings, Inc.	6,168
22	Syngenta AG (Switzerland)	5,701
188	Westlake Chemical Corp.	3,807

		167,281

	TELECOMMUNICATION SERVICES—0.8%
2,260	AT&T, Inc.	56,070
579	Deutsche Telekom AG (Germany)	7,467
394	France Telecom SA (France)	9,262
345	Koninklijke (Royal) KPN NV (Netherlands)	5,509
3	NTT DoCoMo, Inc. (Japan)	4,639
796	Telefonica SA ADR (Spain)	18,733
1,091	Verizon Communications, Inc.	31,563
10,443	Vodafone Group PLC (United Kingdom)	22,488

		155,731

	UTILITIES—0.8%
217	Consolidated Edison, Inc.	9,277
396	E.ON AG (Germany)	14,135
1,068	Enel S.p.A (Italy)	5,804
129	EQT Corp.	5,645
543	Exelon Corp.	23,513
326	FPL Group, Inc.	15,117
241	GDF Suez (France)	8,870

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value

	UTILITIES (Continued)
793	Iberdrola SA (Spain)	$6,400
110	New Jersey Resources Corp.	4,006
132	Nicor, Inc.	5,498
213	Piedmont Natural Gas Co., Inc.	5,502
95	RWE AG (Germany)	8,074
611	Southern Co.	19,411
240	Tokyo Electric Power (The) Co., Inc. (Japan)	6,587
144	WGL Holdings, Inc.	4,730

		142,569

	Total Common Stocks
	(Cost $4,280,131)	3,948,064

Principal Amount		Value
	CORPORATE BONDS—28.0%
	CONSUMER DISCRETIONARY—2.1%
$83,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	96,429
81,000	Daimler Finance North America LLC
	7.30%, 1/15/12	88,468
142,000	Home Depot (The), Inc.
	5.40%, 3/01/16	152,512
55,000	Viacom, Inc.
	6.25%, 4/30/16	61,540

		398,949

	CONSUMER STAPLES—0.6%
41,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	45,698
21,000	Kroger (The) Co.
	5.50%, 2/01/13	22,784
47,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	50,987

		119,469

	ENERGY—2.0%
107,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	117,151
43,000	Apache Corp.
	5.25%, 4/15/13	46,724
87,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	94,897
47,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	49,645
49,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	53,584

		362,001

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	FINANCIALS—17.3%
$109,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	$111,999
	Bank of America Corp.
125,000	4.50%, 8/01/10	126,824
21,000	4.875%, 1/15/13	22,054
81,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	89,733
51,000	Boston Properties LP
	6.25%, 1/15/13	55,979
122,000	Capital One Financial Corp.
	6.15%, 9/01/16	125,068
246,000	Citigroup, Inc.
	6.00%, 2/21/12	261,187
163,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	178,235
150,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	161,502
81,000	Genworth Financial, Inc.
	5.75%, 6/15/14	79,982
305,000	Goldman Sachs Group LP
	5.00%, 10/01/14	321,725
	HSBC Finance Corp.
85,000	6.375%, 11/27/12	93,772
275,000	5.50%, 1/19/16	291,161
81,000	John Deere Capital Corp.
	7.00%, 3/15/12	90,183
221,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	240,457
150,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	151,699
30,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	32,268
105,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	107,746
81,000	MetLife, Inc.
	5.00%, 6/15/15	85,575
	Morgan Stanley
100,000	5.05%, 1/21/11	103,559
99,000	5.30%, 3/01/13	105,439
49,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	54,320
126,000	Wachovia Corp.
	5.25%, 8/01/14	133,357
185,000	Wells Fargo & Co.
	5.00%, 11/15/14	193,870

		3,217,694

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	HEALTH CARE—1.6%
$81,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	$89,938
53,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	56,054
75,000	WellPoint, Inc.
	5.25%, 1/15/16	80,298
71,000	Wyeth
	5.50%, 2/01/14	79,066

		305,356

	INFORMATION TECHNOLOGY—0.5%
89,000	Oracle Corp.
	5.25%, 1/15/16	98,933

	MATERIALS—0.9%
47,000	Alcoa, Inc.
	6.00%, 1/15/12	49,123
63,000	BHP Billiton Finance USA Ltd. (Australia)
	5.50%, 4/01/14	69,781
51,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	55,423

		174,327

	TELECOMMUNICATION SERVICES—1.8%
115,000	AT&T, Inc.
	5.875%, 2/01/12	124,010
83,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	91,501
33,000	Embarq Corp.
	7.082%, 6/01/16	36,423
75,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	80,223

		332,157

	UTILITIES—1.2%
35,000	Constellation Energy Group
	4.55%, 6/15/15	36,045
125,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	134,891
47,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	50,792

		221,728

	Total Corporate Bonds
	(Amortized Cost $4,981,793)	5,230,614

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—48.1%
	FEDERAL HOME LOAN MORTGAGE CORP.—8.5%
$720,000	3.25%, 2/25/11	$739,083
280,000	4.875%, 11/18/11	299,388
498,000	4.50%, 1/15/13	541,506

		1,579,977

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—4.9%
278,000	5.00%, 4/15/15	310,720
548,000	5.00%, 5/11/17	605,873

		916,593

	UNITED STATES TREASURY BONDS/NOTES—34.7%
915,100	2.75%, 7/31/10	925,252
1,353,600	2.00%, 9/30/10	1,368,036
119,800	1.75%, 11/15/11	122,084
1,398,700	1.375%, 4/15/12	1,414,326
820,200	3.375%, 7/31/13	871,015
1,294,100	4.75%, 5/15/14	1,444,843
254,800	7.50%, 11/15/16	325,885

		6,471,441

	Total United States Government & Agencies Obligations
	(Amortized Cost $8,703,153)	8,968,011

	SOVEREIGN BONDS—1.5%
175,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	183,651
79,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	88,401

	Total Sovereign Bonds
	(Amortized Cost $262,496)	272,052

	Total Investments—98.8%
	(Amortized Cost $18,227,573)(a)	$18,418,741
	Other assets less liabilities—1.2%	220,267

	Net Assets—100.0%	$18,639,008

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2010, net unrealized appreciation was $191,168 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $806,064 and aggregate gross unrealized depreciation of $614,896.

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$3,948,064	$-	$-
Corporate Bonds	-	5,230,614	-
United States Government & Agencies Obligations	-	8,968,011	-
Sovereign Bonds	-	272,052	-

Total Investments	$3,948,064	$14,470,677	$-

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2010 (Unaudited)

	Value	% of Net Assets
United States	$16,623,551	89.2%
United Kingdom	280,248	1.5
Germany	259,306	1.4
Italy	220,452	1.2
Supranational	178,235	1.0
Australia	139,499	0.8
Japan	129,485	0.7
Switzerland	126,812	0.7
France	116,990	0.6
Mexico	88,401	0.5
Netherlands	73,586	0.4
Spain	54,823	0.3
Netherlands Antilles	24,990	0.1
Ireland	19,665	0.1
Sweden	17,789	0.1
Bermuda	12,223	0.1
Finland	9,885	0.1
Denmark	8,499	0.0
Belgium	6,722	0.0
Luxembourg	6,718	0.0
Norway	6,053	0.0
Hong Kong	5,733	0.0
Marshall Islands	3,239	0.0
Greece	3,003	0.0
Cayman Islands	2,834	0.0

Total Investments	18,418,741	98.8
Other assets less liabilities	220,267	1.2

Net Assets	$18,639,008	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
February 28, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—62.5%
	CONSUMER DISCRETIONARY—6.0%
1,027	Amazon.com, Inc.*	$121,597
983	Ameristar Casinos, Inc.	14,833
126	AutoZone, Inc.*	20,907
883	Bally Technologies, Inc.*	36,565
522	Bob Evans Farms, Inc.	14,882
3,018	Brown Shoe Co., Inc.	41,739
811	Buckle (The), Inc.	23,738
362	California Pizza Kitchen, Inc.*	5,625
999	Carter’s, Inc.*	28,631
1,995	Cinemark Holdings, Inc.	32,139
1,107	Collective Brands, Inc.*	25,018
558	Columbia Sportswear Co.	25,579
7,321	Comcast Corp., Class A	120,357
811	Cooper Tire & Rubber Co.	14,225
1,718	Corinthian Colleges, Inc.*	27,866
1,089	Daimler AG (Germany)	45,566
2,522	DIRECTV, Class A*	85,370
1,047	Dress Barn (The), Inc.*	26,028
4,355	Eastman Kodak Co.*	25,869
1,815	Ethan Allen Interiors, Inc.	28,967
6,960	Ford Motor Co.*	81,710
1,183	Fossil, Inc.*	42,884
602	Hennes & Mauritz AB, B Shares (Sweden)	36,608
4,019	Home Depot (The), Inc.	125,393
2,373	HONDA MOTOR Co. Ltd. (Japan)	82,247
1,173	Iconix Brand Group, Inc.*	15,284
1,083	J. Crew Group, Inc.*	45,573
969	Jack in the Box, Inc.*	20,465
2,772	Knology, Inc.*	31,739
1,543	Las Vegas Sands Corp.*	25,660
667	Life Time Fitness, Inc.*	16,915
326	LVMH Moet Hennessy Louis Vuitton SA (France)	35,413
1,888	Marcus Corp.	23,052
2,691	McDonald’s Corp.	171,821
899	Men’s Wearhouse (The), Inc.	19,203
4,507	News Corp., Class A	60,259
3,153	Nissan Motor Co. Ltd. (Japan)*	25,014
736	Omnicom Group, Inc.	26,952
2,594	Panasonic Corp. (Japan)	36,050
1,087	Rent-A-Center, Inc.*	24,175
278	Sherwin-Williams (The) Co.	17,620
1,411	Sony Corp. (Japan)	48,428
736	Spartan Motors, Inc.	4,129
5,101	Talbots (The), Inc.*	55,295
1,893	Target Corp.	97,527
2,830	Time Warner, Inc.	82,183
3,851	Toyota Motor Corp. (Japan)	144,308
561	Tractor Supply Co.*	30,698
1,018	Tupperware Brands Corp.	47,571
598	Vail Resorts, Inc.*	21,534
1,656	Vivendi (France)	41,809
1,694	Volcom, Inc.*	27,341
99	Volkswagen AG (Germany)	8,583
4,343	Walt Disney (The) Co.	135,676

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER DISCRETIONARY (Continued)
763	Warnaco Group (The), Inc.*	$31,848

		2,506,468

	CONSUMER STAPLES—6.3%
833	Anheuser-Busch Inbev NV (Belgium)	41,789
2,755	B&G Foods, Inc., Class A	25,649
711	Boston Beer (The) Co., Inc., Class A*	33,645
2,340	British American Tobacco PLC (United Kingdom)	79,424
844	Campbell Soup Co.	28,131
806	Carrefour SA (France)	37,272
831	Casey’s General Stores, Inc.	25,271
5,409	Coca-Cola (The) Co.	285,162
3,528	CVS Caremark Corp.	119,070
3,051	Diageo PLC (United Kingdom)	49,421
1,096	Fresh Del Monte Produce, Inc. (Cayman Islands)*	21,273
1,299	Imperial Tobacco Group PLC (United Kingdom)	40,462
3,273	Kraft Foods, Inc., Class A	93,051
476	Lancaster Colony Corp.	27,389
428	Molson Coors Brewing Co., Class B	17,283
4,638	Nestle SA (Switzerland)	231,079
4,792	Philip Morris International, Inc.	234,712
3,547	Prestige Brands Holdings, Inc.*	28,482
6,598	Procter & Gamble (The) Co.	417,521
739	Reckitt Benckiser Group PLC (United Kingdom)	38,792
858	Ruddick Corp.	25,139
1,046	Safeway, Inc.	26,066
9,994	Tesco PLC (United Kingdom)	63,857
954	Tootsie Roll Industries, Inc.	25,958
2,061	Unilever NV (Netherlands)	62,159
1,625	Unilever PLC (United Kingdom)	47,598
9,544	Wal-Mart Stores, Inc.	516,045
427	Weis Markets, Inc.	14,902

		2,656,602

	ENERGY—7.2%
717	Arena Resources, Inc.*	29,705
3,313	ATP Oil & Gas Corp.*	59,833
804	Berry Petroleum Co., Class A	21,547
4,687	BG Group PLC (United Kingdom)	81,701
805	Bill Barrett Corp.*	27,298
24,674	BP PLC (United Kingdom)	217,381
1,626	Cal Dive International, Inc.*	11,463
5,075	Chevron Corp.	366,923
3,613	ConocoPhillips	173,424
666	Dril-Quip, Inc.*	36,444
3,523	ENI S.p.A (Italy)	79,666
12,252	Exxon Mobil Corp.	796,379
2,510	General Maritime Corp. (Marshall Islands)	18,147
671	Goodrich Petroleum Corp.*	12,930
9,604	ION Geophysical Corp.*	43,986
2,106	Matrix Service Co.*	22,534
461	Murphy Oil Corp.	23,926

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
740	Nordic American Tanker Shipping Ltd. (Bermuda)	$21,504
1,930	Occidental Petroleum Corp.	154,111
616	Peabody Energy Corp.	28,318
1,008	Repsol YPF SA (Spain)	22,883
4,960	Royal Dutch Shell PLC, Class A (United Kingdom)	135,165
3,810	Royal Dutch Shell PLC, Class B (United Kingdom)	99,563
1,646	RPC, Inc.	20,345
2,873	Schlumberger Ltd. (Netherlands Antilles)	175,540
1,818	Southwestern Energy Co.*	77,356
1,768	StatoilHydro ASA (Norway)	39,635
3,030	Total SA (France)	169,454
691	Woodside Petroleum Ltd. (Australia)	26,837
1,078	World Fuel Services Corp.	28,481

		3,022,479

	FINANCIALS—11.6%
2,482	Aflac, Inc.	122,735
90	Alexander’s, Inc. REIT*	26,280
612	Allianz SE (Germany)	70,825
868	American Campus Communities, Inc. REIT	23,992
2,777	Annaly Capital Management, Inc. REIT	51,041
1,576	Assicurazioni Generali S.p.A (Italy)*	35,832
2,458	Australia & New Zealand Banking Group Ltd. (Australia)	50,934
2,469	AXA (France)	49,817
4,140	Banco Bilbao Vizcaya Argentaria SA (Spain)	53,956
9,073	Banco Santander SA (Spain)	118,235
19,326	Bank of America Corp.	321,971
6,557	Bank of New York Mellon (The) Corp.	187,006
10,179	Barclays PLC (United Kingdom)	48,427
3,400	BB&T Corp.	97,002
1,149	BNP Paribas (France)	83,310
4,098	Boston Private Financial Holdings, Inc.	28,071
2,037	Capital One Financial Corp.	76,897
6,289	Charles Schwab (The) Corp.	115,152
1,699	Commonwealth Bank of Australia (Australia)	82,037
1,384	Credit Suisse Group AG (Switzerland)	61,537
860	Delphi Financial Group, Inc., Class A	18,344
694	Deutsche Bank AG (Germany)	44,168
2,251	Dime Community Bancshares, Inc.	27,327
1,659	Encore Capital Group, Inc.*	29,928
432	Equity Lifestyle Properties, Inc. REIT	21,488
1,437	Equity One, Inc. REIT	26,541
357	First Financial Bankshares, Inc.	18,689
1,373	FirstMerit Corp.	29,025
1,237	Franklin Resources, Inc.	125,828
517	GAMCO Investors, Inc., Class A	22,495
1,154	Goldman Sachs Group (The), Inc.	180,428
1,247	Highwoods Properties, Inc. REIT	36,225
23,057	HSBC Holdings PLC (United Kingdom)	252,594
10,980	Intesa Sanpaolo S.p.A (Italy)*	38,697
8,833	JPMorgan Chase & Co.	370,722
807	Kansas City Life Insurance Co.	23,637
652	KBW, Inc.*	15,492
1,599	Knight Capital Group, Inc., Class A*	25,808

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
2,063	MarketAxess Holdings, Inc.	$30,862
3,927	MFA Financial, Inc. REIT	28,431
491	Mid-America Apartment Communities, Inc. REIT	25,503
15,617	Mitsubishi UFJ Financial Group, Inc. (Japan)	78,907
1,412	Montpelier Re Holdings Ltd. (Bermuda)	25,049
1,152	Moody’s Corp.	30,666
3,430	Morgan Stanley	96,657
280	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	43,427
2,294	National Australia Bank Ltd. (Australia)	52,261
5,711	National Bank of Greece SA ADR (Greece)*	22,044
3,217	National Financial Partners Corp.*	36,963
1,399	National Retail Properties, Inc. REIT	29,687
1,832	NewAlliance Bancshares, Inc.	21,947
3,975	Nordea Bank AB (Sweden)	38,900
1,256	Northern Trust Corp.	66,932
1,417	Omega Healthcare Investors, Inc. REIT	26,880
1,031	optionsXpress Holdings, Inc.	16,300
820	Platinum Underwriters Holdings Ltd. (Bermuda)	30,660
667	Potlatch Corp. REIT	22,024
565	ProAssurance Corp.*	30,126
3,773	Progressive (The) Corp.	64,707
795	Prosperity Bancshares, Inc.	33,255
406	Renasant Corp.	6,196
1,070	Riskmetrics Group, Inc.*	19,934
916	SCBT Financial Corp.	33,306
1,396	Simon Property Group, Inc. REIT	109,293
718	Societe Generale (France)	39,586
2,504	Standard Chartered PLC (United Kingdom)	59,545
464	Stifel Financial Corp.*	25,381
825	Sumitomo Mitsui Financial Group, Inc. (Japan)	26,514
551	Tanger Factory Outlet Centers, Inc. REIT	22,960
5	Teton Advisors, Inc., Class A	65
682	Tower Group, Inc.	15,529
4,369	UBS AG (Switzerland)*	60,314
648	UMB Financial Corp.	24,825
21,152	UniCredito Italiano S.p.A (Italy)*	53,604
977	Washington Real Estate Investment Trust REIT	27,219
11,111	Wells Fargo & Co.	303,775
531	Westamerica Bancorp.	29,141
3,456	Westpac Banking Corp. (Australia)	80,868
539	Westwood Holdings Group, Inc.	20,875
199	Zurich Financial Services AG (Switzerland)	48,043

		4,871,654

	HEALTH CARE—6.1%
3,985	Abbott Laboratories	216,306
462	Amedisys, Inc.*	26,634
904	AMERIGROUP Corp.*	23,757
544	AmSurg Corp.*	11,239
1,765	AstraZeneca PLC (United Kingdom)	77,481
1,112	Bayer AG (Germany)	73,859
3,623	Boston Scientific Corp.*	28,042
3,167	Bruker Corp.*	39,588
774	Catalyst Health Solutions, Inc.*	29,172

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
799	Centene Corp.*	$14,278
693	Emergency Medical Services Corp., Class A*	36,078
3,813	eResearch Technology, Inc.*	23,069
740	Forest Laboratories, Inc.*	22,111
664	Genzyme Corp.*	37,981
6,291	GlaxoSmithKline PLC (United Kingdom)	116,270
452	Haemonetics Corp.*	24,177
1,009	Inspire Pharmaceuticals, Inc.*	6,236
1,810	Isis Pharmaceuticals, Inc.*	16,000
6,464	Johnson & Johnson	407,231
636	Magellan Health Services, Inc.*	26,661
557	Martek Biosciences Corp.*	11,045
1,088	Medicis Pharmaceutical Corp., Class A	24,480
2,892	Novartis AG (Switzerland)	161,071
570	Novo Nordisk A/S, B Shares (Denmark)	40,344
704	NuVasive, Inc.*	28,125
1,021	Onyx Pharmaceuticals, Inc.*	28,343
734	Owens & Minor, Inc.	32,773
16,479	Pfizer, Inc.	289,205
399	Pharmasset Inc.*	8,463
950	Psychiatric Solutions, Inc.*	20,378
534	Quality Systems, Inc.	30,566
1,461	Regeneron Pharmaceuticals, Inc.*	35,736
914	Roche Holding AG (Switzerland)	152,845
1,443	Sanofi-Aventis SA (France)	105,789
2,948	SIGA Technologies, Inc.*	19,486
911	Sirona Dental Systems, Inc.*	32,696
1,016	STERIS Corp.	32,116
1,103	Takeda Pharmaceutical Co. Ltd. (Japan)	49,959
1,043	Thoratec Corp.*	30,091
2,971	UnitedHealth Group, Inc.	100,598
471	Vanda Pharmaceuticals, Inc.*	4,837
761	WellCare Health Plans, Inc.*	20,319
536	Zimmer Holdings, Inc.*	30,729
1,180	ZymoGenetics, Inc.*	6,301

		2,552,465

	INDUSTRIALS—6.4%
484	A.O. Smith Corp.	21,925
2,921	ABB Ltd. (Switzerland)*	59,166
4,413	BAE Systems PLC (United Kingdom)	25,147
800	Baldor Electric Co.	25,136
920	C.H. Robinson Worldwide, Inc.	49,064
1,418	Caterpillar, Inc.	80,897
865	CLARCOR, Inc.	28,329
851	CRA International, Inc.*	22,637
776	Curtiss-Wright Corp.	24,871
1,360	Dollar Thrifty Automotive Group, Inc.*	40,854
402	East Japan Railway Co. (Japan)	27,685
402	Eaton Corp.	27,384
1,183	EMCOR Group, Inc.*	27,233
1,771	Emerson Electric Co.	83,839
291	Fanuc Ltd. (Japan)	28,424
223	First Solar, Inc.*	23,616

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
950	General Dynamics Corp.	$68,923
25,617	General Electric Co.	411,408
890	Geo Group (The), Inc.*	17,595
2,041	GrafTech International Ltd.*	25,492
679	Granite Construction, Inc.	18,761
1,046	Griffon Corp.*	12,949
3,721	Hawaiian Holdings, Inc.*	28,949
1,611	Heartland Express, Inc.	24,664
438	Heico Corp.	20,871
1,284	Heidrick & Struggles International, Inc.	34,629
2,999	Hutchison Whampoa Ltd. (Hong Kong)	21,517
4,631	JetBlue Airways Corp.*	24,452
635	Kforce, Inc.*	8,458
1,494	Knight Transportation, Inc.	29,507
1,268	Koninklijke (Royal) Philips Electronics NV (Netherlands)	37,153
676	L.B. Foster Co., Class A*	20,557
945	Lockheed Martin Corp.	73,483
1,963	Mitsubishi Corp. (Japan)	49,039
2,624	Mitsui & Co. Ltd. (Japan)	40,719
900	PACCAR, Inc.	31,815
541	Regal-Beloit Corp.	30,523
869	Republic Services, Inc.	24,454
1,722	Rollins, Inc.	36,593
289	Schneider Electric SA (France)	30,933
21	Seaboard Corp.	26,691
1,168	Siemens AG (Germany)	100,404
1,043	Tetra Tech, Inc.*	21,820
756	Towers Watson & Co., Class A	33,393
2,471	Union Pacific Corp.	166,471
5,173	United Parcel Service, Inc., Class B	303,862
2,199	United Technologies Corp.	150,961
268	Vestas Wind Systems A/S (Denmark)*	13,268
3,098	Vicor Corp.*	29,462
568	Vinci SA (France)	29,804
1,207	Waste Management, Inc.	39,855
555	Watsco, Inc.	32,101

		2,667,743

	INFORMATION TECHNOLOGY—11.6%
8,301	3Com Corp.*	63,337
3,321	Accenture PLC, Class A (Ireland)	132,740
628	Anixter International, Inc.*	26,213
2,093	Apple, Inc.*	428,269
2,170	Arris Group, Inc.*	22,394
1,096	Benchmark Electronics, Inc.*	21,701
512	CACI International, Inc., Class A*	25,375
1,415	CANON, Inc. (Japan)	58,836
616	Cass Information Systems, Inc.	18,646
13,128	Cisco Systems, Inc.*	319,404
364	Computer Sciences Corp.*	18,852
840	Concur Technologies, Inc.*	33,046
3,763	Corning, Inc.	66,342
2,997	Daktronics, Inc.	22,687
640	Digital River, Inc.*	16,826

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
450	Ebix, Inc.*	$6,534
1,825	Electro Scientific Industries, Inc.*	22,831
4,766	EMC Corp.*	83,357
262	EMS Technologies, Inc.*	3,595
7,477	Entegris, Inc.*	33,497
3,061	Exar Corp.*	22,621
935	Fair Isaac Corp.	21,468
1,603	Gartner, Inc.*	38,135
765	Google, Inc., Class A*	403,001
5,679	Hewlett-Packard Co.	288,436
1,469	Informatica Corp.*	37,489
2,976	International Business Machines Corp.	378,428
2,420	IXYS Corp.*	20,594
1,456	Jack Henry & Associates, Inc.	32,876
636	ManTech International Corp., Class A*	31,406
732	MasterCard, Inc., Class A	164,239
1,332	Microsemi Corp.*	20,659
21,292	Microsoft Corp.	610,228
3,133	ModusLink Global Solutions, Inc.*	31,017
129	Nintendo Co. Ltd. (Japan)	35,086
5,740	Nokia Oyj (Finland)	77,511
12,090	Oracle Corp.	298,019
2,688	Palm, Inc.*	16,397
1,996	Parametric Technology Corp.*	34,750
868	Paychex, Inc.	25,988
1,372	Polycom, Inc.*	35,823
1,599	Quest Software, Inc.*	26,943
2,139	Rackspace Hosting, Inc.*	42,416
1,173	Riverbed Technology, Inc.*	31,964
250	Rogers Corp.*	6,863
1,167	SAP AG (Germany)	52,174
2,558	Skyworks Solutions, Inc.*	39,061
530	Smith Micro Software, Inc.*	4,643
1,169	Solera Holdings, Inc.	39,933
925	SRA International, Inc., Class A*	17,631
3,660	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	36,692
2,873	TIBCO Software, Inc.*	26,345
4,400	Visa, Inc., Class A	375,232
726	VistaPrint NV (Netherlands)*	41,905
3,359	Yahoo!, Inc.*	51,426

		4,841,881

	MATERIALS—2.6%
329	Air Liquide SA (France)	39,381
539	AMCOL International Corp.	13,712
2,255	American Vanguard Corp.	14,545
1,692	Anglo American PLC (United Kingdom)*	61,564
1,123	ArcelorMittal (Luxembourg)	42,866
1,156	BASF AG (Germany)	65,060
4,429	BHP Billiton Ltd. (Australia)	163,009
2,891	BHP Billiton PLC (United Kingdom)	88,332
2,619	Dow Chemical (The) Co.	74,144
2,072	E.I. du Pont de Nemours & Co.	69,868
238	NewMarket Corp.	21,194

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS (Continued)
1,168	Newmont Mining Corp.	$57,559
730	Praxair, Inc.	54,852
1,704	Rio Tinto PLC (United Kingdom)	87,268
652	Rock-Tenn Co., Class A	27,280
1,187	Rockwood Holdings, Inc.*	28,476
814	Sensient Technologies Corp.	21,506
600	Shin-Etsu Chemical Co. Ltd. (Japan)	32,274
659	Silgan Holdings, Inc.	37,635
135	Syngenta AG (Switzerland)	34,983
302	Vulcan Materials Co.	13,110
1,147	Westlake Chemical Corp.	23,227
511	Weyerhaeuser Co.	20,644

		1,092,489

	TELECOMMUNICATION SERVICES—2.5%
15,079	AT&T, Inc.	374,110
3,705	Deutsche Telekom AG (Germany)	47,781
2,580	France Telecom SA (France)	60,648
2,222	Koninklijke (Royal) KPN NV (Netherlands)	35,479
21	NTT DoCoMo, Inc. (Japan)	32,469
5,259	Telefonica SA ADR (Spain)	123,767
7,293	Verizon Communications, Inc.	210,986
68,008	Vodafone Group PLC (United Kingdom)	146,451

		1,031,691

	UTILITIES—2.2%
1,492	Consolidated Edison, Inc.	63,783
2,587	E.ON AG (Germany)	92,340
7,178	Enel S.p.A (Italy)	39,012
715	EQT Corp.	31,288
3,588	Exelon Corp.	155,359
2,267	FPL Group, Inc.	105,121
1,594	GDF Suez (France)	58,669
5,177	Iberdrola SA (Spain)	41,783
723	New Jersey Resources Corp.	26,332
796	Nicor, Inc.	33,153
1,318	Piedmont Natural Gas Co., Inc.	34,044
634	RWE AG (Germany)	53,886
4,210	Southern Co.	133,752
1,599	Tokyo Electric Power (The) Co., Inc. (Japan)	43,886
890	WGL Holdings, Inc.	29,237

		941,645

	Total Common Stocks
	(Cost $27,329,648)	26,185,117

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS—19.2%
	CONSUMER DISCRETIONARY—1.2%
$59,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$68,546
129,000	Home Depot (The), Inc.
	5.40%, 3/01/16	138,550
136,000	News America, Inc.
	6.20%, 12/15/34	137,450
32,000	Time Warner, Inc.
	7.70%, 5/01/32	37,802
113,000	Viacom, Inc.
	6.25%, 4/30/16	126,436

		508,784

	CONSUMER STAPLES—1.5%
11,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	14,464
91,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	101,427
151,000	Kraft Foods
	6.50%, 8/11/17	170,558
108,000	Kroger (The) Co.
	5.50%, 2/01/13	117,176
48,000	Pepsi Bottling Group, Inc., Series B
	7.00%, 3/01/29	56,514
73,000	Reynolds American Inc.
	6.75%, 6/15/17	78,891
95,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	103,059

		642,089

	ENERGY—1.7%
197,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	215,690
105,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	113,621
88,000	ConocoPhillips
	5.90%, 10/15/32	91,069
121,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	131,983
152,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	166,219

		718,582

	FINANCIALS—8.2%
101,000	Allstate (The) Corp.
	5.55%, 5/09/35	97,657
67,000	American Express Co.
	4.875%, 7/15/13	70,307

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	FINANCIALS (Continued)
$28,000	Bear Stearns & Co., Inc.
	7.25%, 2/01/18	$32,528
140,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	155,094
101,000	Capital One Financial Corp.
	6.15%, 9/01/16	103,540
143,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	166,859
167,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	184,499
288,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	314,919
172,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	177,505
167,000	Genworth Financial, Inc.
	5.75%, 6/15/14	164,901
255,000	Goldman Sachs Group LP
	5.00%, 10/01/14	268,982
150,000	HSBC Finance Corp.
	5.50%, 1/19/16	158,815
200,000	JP Morgan Chase Bank
	5.875%, 6/13/16	214,098
253,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	277,966
76,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	81,746
194,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	199,074
28,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	29,548
113,000	MetLife, Inc.
	5.00%, 6/15/15	119,382
187,000	Morgan Stanley
	5.30%, 3/01/13	199,162
21,000	Unilever Capital Corp.
	5.90%, 11/15/32	22,348
373,000	Wachovia Corp.
	5.25%, 8/01/14	394,781

		3,433,711

	HEALTH CARE—1.0%
170,000	Abbott Laboratories
	5.875%, 5/15/16	193,039
45,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	49,966
73,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	77,206
28,000	WellPoint, Inc.
	5.25%, 1/15/16	29,978

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	HEALTH CARE (Continued)
$61,000	Wyeth
	5.50%, 2/01/14	$67,930

		418,119

	INDUSTRIALS—0.8%
334,000	General Electric Co.
	5.25%, 12/06/17	351,060

	INFORMATION TECHNOLOGY—0.8%
150,000	IBM Corp.
	5.70%, 9/14/17	167,309
141,000	Oracle Corp.
	5.25%, 1/15/16	156,736

		324,045

	MATERIALS—0.9%
71,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	76,367
61,000	CRH America, Inc.
	6.00%, 9/30/16	65,132
111,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	120,626
101,000	Weyerhaeuser Co.
	7.375%, 3/15/32	96,253

		358,378

	TELECOMMUNICATION SERVICES—1.6%
63,000	BellSouth Corp.
	6.00%, 11/15/34	62,155
90,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	99,218
84,000	Deutsche Telekom International Finance BV (Netherlands)
	8.75%, 6/15/30	106,743
114,000	Embarq Corp.
	7.082%, 6/01/16	125,826
100,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	119,457
146,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	156,944

		670,343

	UTILITIES—1.5%
135,000	Constellation Energy Group
	4.55%, 6/15/15	139,029
170,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	183,453
61,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	65,921
61,000	Oncor Electric Delivery Co.
	7.00%, 9/01/22	70,582

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	UTILITIES (Continued)
$147,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	$153,584

		612,569

	Total Corporate Bonds
	(Amortized Cost $7,497,080)	8,037,680

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—16.2%
	FEDERAL HOME LOAN MORTGAGE CORP.—2.4%
750,000	4.50%, 1/15/13	815,520
164,000	6.25%, 7/15/32	194,653

		1,010,173

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.1%
335,000	5.00%, 4/15/15	374,429
448,000	5.00%, 5/11/17	495,312

		869,741

	UNITED STATES TREASURY BONDS/NOTES—11.7%
400	4.50%, 5/15/10	404
241,600	4.875%, 4/30/11	254,303
949,700	5.00%, 8/15/11	1,012,952
774,800	3.375%, 7/31/13	822,802
762,400	4.75%, 5/15/14	851,208
35,600	7.50%, 11/15/16	45,532
557,000	8.125%, 8/15/19	762,525
372,200	7.625%, 2/15/25	514,567
499,300	6.25%, 5/15/30	624,203

		4,888,496

	Total United States Government & Agencies Obligations
	(Amortized Cost $6,619,274)	6,768,410

	SOVEREIGN BONDS—1.2%
112,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	145,077
175,000	Republic of Italy (Italy)
	5.25%, 9/20/16	189,172
89,000	United Mexican States
	6.75%, 9/27/34	95,898
67,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	74,973

	Total Sovereign Bonds
	(Amortized Cost $487,915)	505,120

	Total Investments—99.1%
	(Amortized Cost $41,933,917)(a)	$41,496,327
	Other assets less liabilities—0.9%	362,658

	Net Assets—100.0%	$41,858,985

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2010, net unrealized depreciation was $437,590 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,640,023 and aggregate gross unrealized depreciation of $3,077,613.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$26,185,117	$-	$-
Corporate Bonds	-	8,037,680	-
United States Government & Agencies Obligations	-	6,768,410	-
Sovereign Bonds	-	505,120	-

Total Investments	$26,185,117	$15,311,210	$-

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2010 (Unaudited)

	Value	% of Net Assets

United States	$32,637,279	78.0%
United Kingdom	1,973,383	4.7
Germany	1,160,537	2.8
Japan	839,845	2.0
Switzerland	809,038	1.9
France	781,884	1.9
Australia	532,313	1.3
Italy	435,983	1.1
Netherlands	384,866	0.9
Spain	360,624	0.9
Supranational	314,919	0.8
Canada	258,698	0.6
Netherlands Antilles	175,540	0.4
Mexico	170,871	0.4
Ireland	132,740	0.3
Sweden	112,200	0.3
Finland	77,511	0.2
Bermuda	77,213	0.2
Denmark	53,612	0.1
Luxembourg	42,866	0.1
Belgium	41,789	0.1
Norway	39,635	0.1
Greece	22,044	0.0
Hong Kong	21,517	0.0
Cayman Islands	21,273	0.0
Marshall Islands	18,147	0.0

Total Investments	41,496,327	99.1
Other assets less liabilities	362,658	0.9

Net Assets	$41,858,985	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
February 28, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—84.1%
	CONSUMER DISCRETIONARY —8.1%
1,214	Amazon.com, Inc.*	$143,738
1,161	Ameristar Casinos, Inc.	17,519
150	AutoZone, Inc.*	24,890
1,043	Bally Technologies, Inc.*	43,191
617	Bob Evans Farms, Inc.	17,591
3,565	Brown Shoe Co., Inc.	49,304
959	Buckle (The), Inc.	28,070
429	California Pizza Kitchen, Inc.*	6,667
1,184	Carter’s, Inc.*	33,933
2,364	Cinemark Holdings, Inc.	38,084
1,407	Collective Brands, Inc.*	31,798
660	Columbia Sportswear Co.	30,254
8,641	Comcast Corp., Class A	142,058
1,059	Cooper Tire & Rubber Co.	18,575
2,031	Corinthian Colleges, Inc.*	32,943
1,286	Daimler AG (Germany)	53,808
2,982	DIRECTV, Class A*	100,941
1,236	Dress Barn (The), Inc.*	30,727
5,140	Eastman Kodak Co.*	30,532
2,145	Ethan Allen Interiors, Inc.	34,234
8,224	Ford Motor Co.*	96,550
1,397	Fossil, Inc.*	50,641
748	Hennes & Mauritz AB, B Shares (Sweden)	45,487
4,745	Home Depot (The), Inc.	148,044
2,824	HONDA MOTOR Co. Ltd. (Japan)	97,878
1,387	Iconix Brand Group, Inc.*	18,073
1,279	J. Crew Group, Inc.*	53,820
1,146	Jack in the Box, Inc.*	24,204
3,280	Knology, Inc.*	37,556
1,820	Las Vegas Sands Corp.*	30,267
787	Life Time Fitness, Inc.*	19,958
405	LVMH Moet Hennessy Louis Vuitton SA (France)	43,995
2,231	Marcus Corp.	27,241
3,270	McDonald’s Corp.	208,789
1,060	Men’s Wearhouse (The), Inc.	22,642
5,326	News Corp., Class A	71,209
3,719	Nissan Motor Co. Ltd. (Japan)*	29,504
873	Omnicom Group, Inc.	31,969
3,107	Panasonic Corp. (Japan)	43,179
1,282	Rent-A-Center, Inc.*	28,512
329	Sherwin-Williams (The) Co.	20,852
1,721	Sony Corp. (Japan)	59,068
869	Spartan Motors, Inc.	4,875
6,225	Talbots (The), Inc.*	67,479
2,229	Target Corp.	114,838
3,348	Time Warner, Inc.	97,226
4,627	Toyota Motor Corp. (Japan)	173,385
664	Tractor Supply Co.*	36,334
1,204	Tupperware Brands Corp.	56,263
706	Vail Resorts, Inc.*	25,423
1,986	Vivendi (France)	50,140
2,001	Volcom, Inc.*	32,296

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER DISCRETIONARY (Continued)
118	Volkswagen AG (Germany)	$10,231
5,136	Walt Disney (The) Co.	160,448
902	Warnaco Group (The), Inc.*	37,649

		2,984,882

	CONSUMER STAPLES—8.6%
990	Anheuser-Busch Inbev NV (Belgium)	49,665
3,253	B&G Foods, Inc., Class A	30,285
939	Boston Beer (The) Co., Inc., Class A*	44,433
2,759	British American Tobacco PLC (United Kingdom)	93,646
993	Campbell Soup Co.	33,097
977	Carrefour SA (France)	45,179
985	Casey’s General Stores, Inc.	29,954
6,377	Coca-Cola (The) Co.	336,195
4,271	CVS Caremark Corp.	144,146
3,695	Diageo PLC (United Kingdom)	59,853
1,291	Fresh Del Monte Produce, Inc. (Cayman Islands)*	25,058
1,525	Imperial Tobacco Group PLC (United Kingdom)	47,501
3,961	Kraft Foods, Inc., Class A	112,611
562	Lancaster Colony Corp.	32,337
504	Molson Coors Brewing Co., Class B	20,352
5,448	Nestle SA (Switzerland)	271,435
5,760	Philip Morris International, Inc.	282,125
4,190	Prestige Brands Holdings, Inc.*	33,646
7,875	Procter & Gamble (The) Co.	498,330
907	Reckitt Benckiser Group PLC (United Kingdom)	47,611
1,016	Ruddick Corp.	29,769
1,237	Safeway, Inc.	30,826
11,764	Tesco PLC (United Kingdom)	75,166
1,125	Tootsie Roll Industries, Inc.	30,611
2,484	Unilever NV (Netherlands)	74,917
1,941	Unilever PLC (United Kingdom)	56,854
11,367	Wal-Mart Stores, Inc.	614,615
506	Weis Markets, Inc.	17,659

		3,167,876

	ENERGY—9.7%
847	Arena Resources, Inc.*	35,091
3,913	ATP Oil & Gas Corp.*	70,669
948	Berry Petroleum Co., Class A	25,406
5,526	BG Group PLC (United Kingdom)	96,326
952	Bill Barrett Corp.*	32,282
30,651	BP PLC (United Kingdom)	270,039
1,921	Cal Dive International, Inc.*	13,543
5,978	Chevron Corp.	432,209
4,367	ConocoPhillips	209,616
787	Dril-Quip, Inc.*	43,065
4,183	ENI S.p.A (Italy)	94,590
14,545	Exxon Mobil Corp.	945,424
2,967	General Maritime Corp. (Marshall Islands)	21,451
792	Goodrich Petroleum Corp.*	15,262
11,343	ION Geophysical Corp.*	51,951

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued)
2,489	Matrix Service Co.*	$26,632
544	Murphy Oil Corp.	28,234
875	Nordic American Tanker Shipping Ltd. (Bermuda)	25,428
2,381	Occidental Petroleum Corp.	190,123
727	Peabody Energy Corp.	33,420
1,191	Repsol YPF SA (Spain)	27,038
5,837	Royal Dutch Shell PLC, Class A (United Kingdom)	159,064
4,498	Royal Dutch Shell PLC, Class B (United Kingdom)	117,542
1,945	RPC, Inc.	24,040
3,385	Schlumberger Ltd. (Netherlands Antilles)	206,824
2,152	Southwestern Energy Co.*	91,568
2,228	StatoilHydro ASA (Norway)	49,947
3,545	Total SA (France)	198,256
817	Woodside Petroleum Ltd. (Australia)	31,731
1,274	World Fuel Services Corp.	33,659

		3,600,430

	FINANCIALS—15.7%
3,049	Aflac, Inc.	150,773
106	Alexander’s, Inc. REIT*	30,952
724	Allianz SE (Germany)	83,786
1,027	American Campus Communities, Inc. REIT	28,386
3,282	Annaly Capital Management, Inc. REIT	60,323
1,852	Assicurazioni Generali S.p.A (Italy)*	42,107
2,917	Australia & New Zealand Banking Group Ltd. (Australia)	60,446
2,865	AXA (France)	57,807
4,902	Banco Bilbao Vizcaya Argentaria SA (Spain)	63,887
10,521	Banco Santander SA (Spain)	137,105
23,194	Bank of America Corp.	386,411
7,611	Bank of New York Mellon (The) Corp.	217,066
12,047	Barclays PLC (United Kingdom)	57,314
4,007	BB&T Corp.	114,320
1,406	BNP Paribas (France)	101,944
5,438	Boston Private Financial Holdings, Inc.	37,250
2,407	Capital One Financial Corp.	90,864
7,411	Charles Schwab (The) Corp.	135,695
2,014	Commonwealth Bank of Australia (Australia)	97,247
1,634	Credit Suisse Group AG (Switzerland)	72,653
1,018	Delphi Financial Group, Inc., Class A	21,714
823	Deutsche Bank AG (Germany)	52,378
2,656	Dime Community Bancshares, Inc.	32,244
2,061	Encore Capital Group, Inc.*	37,180
512	Equity Lifestyle Properties, Inc. REIT	25,467
1,700	Equity One, Inc. REIT	31,399
422	First Financial Bankshares, Inc.	22,092
1,621	FirstMerit Corp.	34,268
1,461	Franklin Resources, Inc.	148,613
611	GAMCO Investors, Inc., Class A	26,585
1,464	Goldman Sachs Group (The), Inc.	228,896
1,475	Highwoods Properties, Inc. REIT	42,849
27,925	HSBC Holdings PLC (United Kingdom)	305,924
12,671	Intesa Sanpaolo S.p.A (Italy)*	44,657

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
10,792	JPMorgan Chase & Co.	$452,939
954	Kansas City Life Insurance Co.	27,943
772	KBW, Inc.*	18,343
1,890	Knight Capital Group, Inc., Class A*	30,505
2,439	MarketAxess Holdings, Inc.	36,487
4,641	MFA Financial, Inc. REIT	33,601
581	Mid-America Apartment Communities, Inc. REIT	30,177
18,435	Mitsubishi UFJ Financial Group, Inc. (Japan)	93,145
1,672	Montpelier Re Holdings Ltd. (Bermuda)	29,661
1,360	Moody’s Corp.	36,203
3,916	Morgan Stanley	110,353
335	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	51,958
2,718	National Australia Bank Ltd. (Australia)	61,920
6,555	National Bank of Greece SA ADR (Greece)*	25,302
3,801	National Financial Partners Corp.*	43,673
1,654	National Retail Properties, Inc. REIT	35,098
2,162	NewAlliance Bancshares, Inc.	25,901
4,721	Nordea Bank AB (Sweden)	46,200
1,477	Northern Trust Corp.	78,709
1,677	Omega Healthcare Investors, Inc. REIT	31,813
1,219	optionsXpress Holdings, Inc.	19,272
958	Platinum Underwriters Holdings Ltd. (Bermuda)	35,820
790	Potlatch Corp. REIT	26,086
668	ProAssurance Corp.*	35,618
4,359	Progressive (The) Corp.	74,757
938	Prosperity Bancshares, Inc.	39,237
478	Renasant Corp.	7,294
1,266	Riskmetrics Group, Inc.*	23,586
1,082	SCBT Financial Corp.	39,342
1,651	Simon Property Group, Inc. REIT	129,257
881	Societe Generale (France)	48,573
2,962	Standard Chartered PLC (United Kingdom)	70,436
549	Stifel Financial Corp.*	30,030
976	Sumitomo Mitsui Financial Group, Inc. (Japan)	31,367
654	Tanger Factory Outlet Centers, Inc. REIT	27,252
5	Teton Advisors, Inc., Class A	65
808	Tower Group, Inc.	18,398
5,764	UBS AG (Switzerland)*	79,572
765	UMB Financial Corp.	29,307
25,204	UniCredito Italiano S.p.A (Italy)*	63,873
1,156	Washington Real Estate Investment Trust REIT	32,206
13,304	Wells Fargo & Co.	363,731
627	Westamerica Bancorp.	34,410
4,099	Westpac Banking Corp. (Australia)	95,914
636	Westwood Holdings Group, Inc.	24,632
235	Zurich Financial Services AG (Switzerland)	56,735

		5,817,303

	HEALTHCARE—8.2%
4,790	Abbott Laboratories	260,001
546	Amedisys, Inc.*	31,477
1,068	AMERIGROUP Corp.*	28,067

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	HEALTHCARE (Continued)
642	AmSurg Corp.*	$13,264
2,106	AstraZeneca PLC (United Kingdom)	92,450
1,314	Bayer AG (Germany)	87,276
4,278	Boston Scientific Corp.*	33,112
3,742	Bruker Corp.*	46,775
914	Catalyst Health Solutions, Inc.*	34,449
943	Centene Corp.*	16,851
818	Emergency Medical Services Corp., Class A*	42,585
4,503	eResearch Technology, Inc.*	27,243
874	Forest Laboratories, Inc.*	26,115
783	Genzyme Corp.*	44,788
7,419	GlaxoSmithKline PLC (United Kingdom)	137,117
535	Haemonetics Corp.*	28,617
1,196	Inspire Pharmaceuticals, Inc.*	7,391
2,139	Isis Pharmaceuticals, Inc.*	18,909
7,783	Johnson & Johnson	490,330
751	Magellan Health Services, Inc.*	31,482
657	Martek Biosciences Corp.*	13,028
1,285	Medicis Pharmaceutical Corp., Class A	28,913
3,603	Novartis AG (Switzerland)	200,670
683	Novo Nordisk A/S, B Shares (Denmark)	48,342
832	NuVasive, Inc.*	33,238
1,207	Onyx Pharmaceuticals, Inc.*	33,506
867	Owens & Minor, Inc.	38,712
19,644	Pfizer, Inc.	344,752
471	Pharmasset Inc.*	9,990
1,123	Psychiatric Solutions, Inc.*	24,088
632	Quality Systems, Inc.	36,176
1,727	Regeneron Pharmaceuticals, Inc.*	42,242
1,075	Roche Holding AG (Switzerland)	179,768
1,732	Sanofi-Aventis SA (France)	126,976
3,485	SIGA Technologies, Inc.*	23,036
1,077	Sirona Dental Systems, Inc.*	38,654
1,199	STERIS Corp.	37,900
1,238	Takeda Pharmaceutical Co. Ltd. (Japan)	56,073
1,234	Thoratec Corp.*	35,601
3,401	UnitedHealth Group, Inc.	115,158
556	Vanda Pharmaceuticals, Inc.*	5,710
899	WellCare Health Plans, Inc.*	24,003
631	Zimmer Holdings, Inc.*	36,175
1,396	ZymoGenetics, Inc.*	7,455

		3,038,465

	INDUSTRIALS—8.5%
574	A.O. Smith Corp.	26,002
3,584	ABB Ltd. (Switzerland)*	72,595
5,596	BAE Systems PLC (United Kingdom)	31,888
949	Baldor Electric Co.	29,818
1,085	C.H. Robinson Worldwide, Inc.	57,863
1,686	Caterpillar, Inc.	96,186
1,030	CLARCOR, Inc.	33,733
1,009	CRA International, Inc.*	26,839

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
924	Curtiss-Wright Corp.	$29,614
1,607	Dollar Thrifty Automotive Group, Inc.*	48,274
540	East Japan Railway Co. (Japan)	37,189
480	Eaton Corp.	32,698
1,404	EMCOR Group, Inc.*	32,320
2,109	Emerson Electric Co.	99,840
333	Fanuc Ltd. (Japan)	32,526
264	First Solar, Inc.*	27,958
1,131	General Dynamics Corp.	82,054
29,163	General Electric Co.	468,359
1,057	Geo Group (The), Inc.*	20,897
2,418	GrafTech International Ltd.*	30,201
810	Granite Construction, Inc.	22,380
1,250	Griffon Corp.*	15,475
4,258	Hawaiian Holdings, Inc.*	33,127
1,895	Heartland Express, Inc.	29,012
521	Heico Corp.	24,826
1,520	Heidrick & Struggles International, Inc.	40,994
3,331	Hutchison Whampoa Ltd. (Hong Kong)	23,899
5,961	JetBlue Airways Corp.*	31,474
757	Kforce, Inc.*	10,083
1,759	Knight Transportation, Inc.	34,740
1,591	Koninklijke (Royal) Philips Electronics NV (Netherlands)	46,616
803	L.B. Foster Co., Class A*	24,419
1,127	Lockheed Martin Corp.	87,636
2,247	Mitsubishi Corp. (Japan)	56,134
3,169	Mitsui & Co. Ltd. (Japan)	49,176
1,075	PACCAR, Inc.	38,001
644	Regal-Beloit Corp.	36,334
1,033	Republic Services, Inc.	29,069
2,052	Rollins, Inc.	43,605
410	Schneider Electric SA (France)	43,884
24	Seaboard Corp.	30,504
1,415	Siemens AG (Germany)	121,637
1,238	Tetra Tech, Inc.*	25,899
896	Towers Watson & Co., Class A	39,576
2,965	Union Pacific Corp.	199,752
6,091	United Parcel Service, Inc., Class B	357,785
2,620	United Technologies Corp.	179,863
324	Vestas Wind Systems A/S (Denmark)*	16,041
3,680	Vicor Corp.*	34,997
674	Vinci SA (France)	35,367
1,438	Waste Management, Inc.	47,483
659	Watsco, Inc.	38,117

		3,164,759

	INFORMATION TECHNOLOGY—15.5%
10,181	3Com Corp.*	77,681
3,898	Accenture PLC, Class A (Ireland)	155,803
742	Anixter International, Inc.*	30,971
2,579	Apple, Inc.*	527,716
2,566	Arris Group, Inc.*	26,481

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
1,296	Benchmark Electronics, Inc.*	$25,661
606	CACI International, Inc., Class A*	30,033
1,603	CANON, Inc. (Japan)	66,653
728	Cass Information Systems, Inc.	22,037
15,595	Cisco Systems, Inc.*	379,426
429	Computer Sciences Corp.*	22,218
995	Concur Technologies, Inc.*	39,143
4,444	Corning, Inc.	78,348
3,541	Daktronics, Inc.	26,805
756	Digital River, Inc.*	19,875
534	Ebix, Inc.*	7,754
2,157	Electro Scientific Industries, Inc.*	26,984
5,633	EMC Corp.*	98,521
310	EMS Technologies, Inc.*	4,253
8,831	Entegris, Inc.*	39,563
3,617	Exar Corp.*	26,730
1,104	Fair Isaac Corp.	25,348
1,893	Gartner, Inc.*	45,034
877	Google, Inc., Class A*	462,004
6,808	Hewlett-Packard Co.	345,778
1,741	Informatica Corp.*	44,430
3,669	International Business Machines Corp.	466,550
2,858	IXYS Corp.*	24,322
1,723	Jack Henry & Associates, Inc.	38,905
752	ManTech International Corp., Class A*	37,134
791	MasterCard, Inc., Class A	177,477
1,571	Microsemi Corp.*	24,366
25,228	Microsoft Corp.	723,035
3,702	ModusLink Global Solutions, Inc.*	36,650
153	Nintendo Co. Ltd. (Japan)	41,614
6,596	Nokia Oyj (Finland)	89,070
14,366	Oracle Corp.	354,122
3,178	Palm, Inc.*	19,386
2,361	Parametric Technology Corp.*	41,105
1,028	Paychex, Inc.	30,778
1,621	Polycom, Inc.*	42,324
1,891	Quest Software, Inc.*	31,863
2,527	Rackspace Hosting, Inc.*	50,110
1,388	Riverbed Technology, Inc.*	37,823
295	Rogers Corp.*	8,098
1,396	SAP AG (Germany)	62,412
3,020	Skyworks Solutions, Inc.*	46,115
626	Smith Micro Software, Inc.*	5,484
1,384	Solera Holdings, Inc.	47,277
1,094	SRA International, Inc., Class A*	20,852
4,371	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	43,820
3,398	TIBCO Software, Inc.*	31,160
5,296	Visa, Inc., Class A	451,643
859	VistaPrint NV (Netherlands)*	49,581
3,969	Yahoo!, Inc.*	60,765

		5,749,091

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS—3.5%
396	Air Liquide SA (France)	$47,400
637	AMCOL International Corp.	16,205
2,666	American Vanguard Corp.	17,196
2,037	Anglo American PLC (United Kingdom)*	74,117
1,324	ArcelorMittal (Luxembourg)	50,538
1,374	BASF AG (Germany)	77,329
5,236	BHP Billiton Ltd. (Australia)	192,712
3,439	BHP Billiton PLC (United Kingdom)	105,077
3,194	Dow Chemical (The) Co.	90,422
2,448	E.I. du Pont de Nemours & Co.	82,547
281	NewMarket Corp.	25,023
1,380	Newmont Mining Corp.	68,006
863	Praxair, Inc.	64,846
2,206	Rio Tinto PLC (United Kingdom)	112,977
773	Rock-Tenn Co., Class A	32,342
1,402	Rockwood Holdings, Inc.*	33,634
962	Sensient Technologies Corp.	25,416
688	Shin-Etsu Chemical Co. Ltd. (Japan)	37,007
780	Silgan Holdings, Inc.	44,546
162	Syngenta AG (Switzerland)	41,980
357	Vulcan Materials Co.	15,497
1,356	Westlake Chemical Corp.	27,459
603	Weyerhaeuser Co.	24,361

		1,306,637

	TELECOMMUNICATION SERVICES—3.3%
17,996	AT&T, Inc.	446,481
4,385	Deutsche Telekom AG (Germany)	56,551
3,078	France Telecom SA (France)	72,354
2,663	Koninklijke (Royal) KPN NV (Netherlands)	42,520
24	NTT DoCoMo, Inc. (Japan)	37,108
6,248	Telefonica SA ADR (Spain)	147,042
8,696	Verizon Communications, Inc.	251,575
80,204	Vodafone Group PLC (United Kingdom)	172,714

		1,226,345

	UTILITIES—3.0%
1,808	Consolidated Edison, Inc.	77,292
3,306	E.ON AG (Germany)	118,003
8,616	Enel S.p.A (Italy)	46,827
845	EQT Corp.	36,977
4,209	Exelon Corp.	182,250
2,660	FPL Group, Inc.	123,344
1,894	GDF Suez (France)	69,710
6,137	Iberdrola SA (Spain)	49,531
856	New Jersey Resources Corp.	31,176
941	Nicor, Inc.	39,193
1,559	Piedmont Natural Gas Co., Inc.	40,269
756	RWE AG (Germany)	64,255
4,967	Southern Co.	157,802
1,888	Tokyo Electric Power (The) Co., Inc. (Japan)	51,818

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value

	UTILITIES (Continued)
1,053	WGL Holdings, Inc.	$34,591

		1,123,038

	Total Common Stocks
	(Cost $32,138,615)	31,178,826

Principal Amount		Value
	CORPORATE BONDS—9.7%
	CONSUMER DISCRETIONARY—0.9%
$19,000	CBS Corp.
	7.875%, 7/30/30	20,455
26,000	Comcast Corp.
	6.45%, 3/15/37	26,760
31,000	Home Depot (The), Inc.
	5.40%, 3/01/16	33,295
31,000	News America, Inc.
	6.20%, 12/15/34	31,331
110,000	Target Corp.
	7.00%, 1/15/38	128,075
24,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	24,981
25,000	Time Warner, Inc.
	7.70%, 5/01/32	29,533
19,000	Viacom, Inc.
	6.25%, 4/30/16	21,259

		315,689

	CONSUMER STAPLES—0.6%
31,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	40,763
30,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	33,438
68,000	Kraft Foods
	6.50%, 8/11/17	76,806
23,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	23,703
	Wal-Mart Stores, Inc.
7,000	4.55%, 5/01/13	7,594
51,000	6.50%, 8/15/37	58,140

		240,444

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value

	ENERGY—0.6%
$33,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	$36,131
25,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	27,053
47,000	ConocoPhillips
	5.90%, 10/15/32	48,639
110,000	Kinder Morgan Energy Partners LP
	5.80%, 3/15/35	105,043
20,000	XTO Energy Inc.
	6.75%, 8/01/37	23,661

		240,527

	FINANCIALS—3.2%
43,000	Allstate (The) Corp.
	5.55%, 5/09/35	41,577
248,000	American Express Co.
	4.875%, 7/15/13	260,242
38,000	Bear Stearns & Co., Inc.
	7.25%, 2/01/18	44,146
54,000	Capital One Financial Corp.
	6.15%, 9/01/16	55,358
70,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	81,679
33,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	36,458
48,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	49,536
73,000	Goldman Sachs Group LP
	5.00%, 10/01/14	77,003
85,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	82,665
55,000	HSBC Finance Corp.
	5.50%, 1/19/16	58,232
50,000	JP Morgan Chase Bank NA
	5.875%, 6/13/16	53,525
24,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	25,815
80,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	82,092
60,000	MetLife, Inc.
	5.00%, 6/15/15	63,389
35,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (b)	33,396
33,000	Unilever Capital Corp.
	5.90%, 11/15/32	35,118
75,000	Wachovia Corp.
	5.25%, 8/01/14	79,379

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	FINANCIALS (Continued)
$18,000	Wells Fargo & Co.
	5.00%, 11/15/14	$18,863

		1,178,473

	HEALTH CARE—1.0%
18,000	Abbott Laboratories
	5.875%, 5/15/16	20,439
19,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	21,097
53,000	AstraZeneca PLC (United Kingdom)
	6.45%, 9/15/37	59,893
34,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	35,746
38,000	Eli Lilly & Co.
	5.55%, 3/15/37	38,504
36,000	WellPoint, Inc.
	5.25%, 1/15/16	38,543
140,000	Wyeth
	5.50%, 2/01/14	155,905

		370,127

	INDUSTRIALS—0.4%
16,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	16,976
27,000	CSX Corp.
	6.00%, 10/01/36	27,196
100,000	General Electric Co.
	5.25%, 12/06/17	105,107

		149,279

	INFORMATION TECHNOLOGY—0.2%
40,000	IBM Corp.
	5.70%, 9/14/17	44,616
33,000	Oracle Corp.
	5.25%, 1/15/16	36,683

		81,299

	MATERIALS—0.3%
16,000	CRH America, Inc.
	6.00%, 9/30/16	17,084
58,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	59,028
29,000	Weyerhaeuser Co.
	7.375%, 3/15/32	27,637

		103,749

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	TELECOMMUNICATION SERVICES—1.4%
$54,000	BellSouth Corp.
	6.00%, 11/15/34	$53,276
270,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	297,655
14,000	Embarq Corp.
	7.082%, 6/01/16	15,452
101,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	120,652
13,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	13,974

		501,009

	UTILITIES—1.1%
28,000	Constellation Energy Group
	4.55%, 6/15/15	28,836
113,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	121,943
150,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	162,101
	Pacific Gas & Electric Co.
36,000	6.05%, 3/01/34	37,612
50,000	6.25%, 3/01/39	53,841

		404,333

	Total Corporate Bonds
	(Amortized Cost $3,414,113)	3,584,929

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—5.0%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.2%
55,000	6.25%, 7/15/32	65,280

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.1%
228,000	5.00%, 4/15/15	254,836
154,000	5.00%, 5/11/17	170,263

		425,099

	UNITED STATES TREASURY BONDS/NOTES—3.7%
182,400	1.75%, 11/15/11	185,877
353,500	4.75%, 5/15/14	394,677
240,600	7.50%, 11/15/16	307,724
33,400	8.125%, 8/15/19	45,724
445,000	4.375%, 2/15/38	436,239

		1,370,241

	Total United States Government & Agencies Obligations
	(Amortized Cost $1,817,881)	1,860,620

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	SOVEREIGN BONDS—0.5%
$31,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	$40,155
67,000	Republic of Brazil (Brazil)
	7.125%, 1/20/37	76,045
25,000	Republic of Italy (Italy)
	5.25%, 9/20/16	27,025
56,000	United Mexican States (Mexico)
	5.625%, 1/15/17	59,640

	Total Sovereign Bonds
	(Amortized Cost $198,123)	202,865

	Total Investments—99.3%
	(Amortized Cost $37,568,732)(a)	$36,827,240

	Other assets less liabilities—0.7%	251,304

	Net Assets—100.0%	$37,078,544

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2010, net unrealized depreciation was $741,492 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,655,403 and aggregate gross unrealized depreciation of $3,396,894

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$31,178,826	$-	$-
Corporate Bonds	-	3,584,929	-
United States Government & Agencies Obligations	-	1,860,620	-
Sovereign Bonds	-	202,865	-

Total Investments	$31,178,826	$5,648,414	$-

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
 COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2010 (Unaudited)

	Value	% of Net Assets

United States	$28,002,858	75.5%
United Kingdom	2,257,483	6.1
Japan	992,824	2.7
Switzerland	975,408	2.6
France	941,585	2.5
Germany	876,082	2.4
Australia	539,970	1.5
Spain	424,602	1.2
Italy	319,079	0.9
Netherlands	247,073	0.7
Netherlands Antilles	206,823	0.6
Ireland	155,803	0.4
Sweden	135,507	0.3
Bermuda	90,909	0.3
Finland	89,070	0.3
Cayman Island	84,086	0.2
Brazil	76,045	0.2
Canada	67,208	0.2
Denmark	64,383	0.1
Mexico	59,640	0.1
Luxembourg	50,538	0.1
Norway	49,947	0.1
Belgium	49,665	0.1
Greece	25,302	0.1
Hong Kong	23,899	0.1
Marshall Islands	21,451	0.0

Total Investments	36,827,240	99.3
Other assets less liabilities	251,304	0.7

Net Assets	$37,078,544	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
February 28, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—95.0%
	CONSUMER DISCRETIONARY—9.1%
1,214	Amazon.com, Inc.*	$143,738
1,142	Ameristar Casinos, Inc.	17,233
210	AutoZone, Inc.*	34,845
1,023	Bally Technologies, Inc.*	42,362
610	Bob Evans Farms, Inc.	17,391
3,493	Brown Shoe Co., Inc.	48,308
961	Buckle (The), Inc.	28,128
428	California Pizza Kitchen, Inc.*	6,651
1,193	Carter’s, Inc.*	34,191
2,307	Cinemark Holdings, Inc.	37,166
1,300	Collective Brands, Inc.*	29,380
653	Columbia Sportswear Co.	29,934
8,494	Comcast Corp., Class A	139,641
934	Cooper Tire & Rubber Co.	16,382
1,993	Corinthian Colleges, Inc.*	32,326
1,256	Daimler AG (Germany)	52,553
2,914	DIRECTV Class A*	98,639
1,238	Dress Barn (The), Inc.*	30,777
5,013	Eastman Kodak Co.*	29,777
2,098	Ethan Allen Interiors, Inc.	33,484
8,009	Ford Motor Co.*	94,026
1,372	Fossil, Inc.*	49,735
746	Hennes & Mauritz AB, B Shares (Sweden)	45,365
4,772	Home Depot (The), Inc.	148,886
2,754	HONDA MOTOR Co. Ltd. (Japan)	95,452
1,370	Iconix Brand Group, Inc.*	17,851
1,262	J. Crew Group, Inc.*	53,105
1,134	Jack in the Box, Inc.*	23,950
3,197	Knology, Inc.*	36,606
1,769	Las Vegas Sands Corp.*	29,418
768	Life Time Fitness, Inc.*	19,476
393	LVMH Moet Hennessy Louis Vuitton SA (France)	42,692
2,181	Marcus Corp.	26,630
3,214	McDonald’s Corp.	205,215
1,053	Men’s Wearhouse (The), Inc.	22,492
5,181	News Corp., Class A	69,270
3,605	Nissan Motor Co. Ltd. (Japan)*	28,600
854	Omnicom Group, Inc.	31,273
3,076	Panasonic Corp. (Japan)	42,749
1,282	Rent-A-Center, Inc.*	28,512
359	Sherwin-Williams (The) Co.	22,753
1,677	Sony Corp. (Japan)	57,558
846	Spartan Motors, Inc.	4,746
6,185	Talbots (The), Inc.*	67,045
2,124	Target Corp.	109,428
3,260	Time Warner, Inc.	94,670
4,570	Toyota Motor Corp. (Japan)	171,251
675	Tractor Supply Co.*	36,936
1,182	Tupperware Brands Corp.	55,235
693	Vail Resorts, Inc.*	24,955
1,958	Vivendi (France)	49,434
1,957	Volcom, Inc.*	31,586
115	Volkswagen AG (Germany)	9,970
5,011	Walt Disney (The) Co.	156,544

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value

	CONSUMER DISCRETIONARY (Continued)
886	Warnaco Group (The), Inc.*	$36,982

		2,943,302

	CONSUMER STAPLES—9.7%
967	Anheuser-Busch Inbev NV (Belgium)	48,511
3,172	B&G Foods, Inc., Class A	29,531
819	Boston Beer (The) Co., Inc., Class A*	38,755
2,692	British American Tobacco PLC (United Kingdom)	91,372
977	Campbell Soup Co.	32,563
967	Carrefour SA (France)	44,717
969	Casey’s General Stores, Inc.	29,467
6,338	Coca-Cola (The) Co.	334,139
4,165	CVS Caremark Corp.	140,569
3,610	Diageo PLC (United Kingdom)	58,476
1,256	Fresh Del Monte Produce, Inc. (Cayman Islands)*	24,379
1,491	Imperial Tobacco Group PLC (United Kingdom)	46,442
3,870	Kraft Foods, Inc., Class A	110,024
555	Lancaster Colony Corp.	31,935
491	Molson Coors Brewing Co., Class B	19,827
5,361	Nestle SA (Switzerland)	267,101
5,702	Philip Morris International, Inc.	279,284
4,074	Prestige Brands Holdings, Inc.*	32,714
7,807	Procter & Gamble (The) Co.	494,027
881	Reckitt Benckiser Group PLC (United Kingdom)	46,246
994	Ruddick Corp.	29,124
1,210	Safeway, Inc.	30,153
11,554	Tesco PLC (United Kingdom)	73,824
1,101	Tootsie Roll Industries, Inc.	29,958
2,425	Unilever NV (Netherlands)	73,138
1,897	Unilever PLC (United Kingdom)	55,565
11,217	Wal-Mart Stores, Inc.	606,503
497	Weis Markets, Inc.	17,345

		3,115,689

	ENERGY—11.0%
826	Arena Resources, Inc.*	34,221
3,805	ATP Oil & Gas Corp.*	68,718
921	Berry Petroleum Co., Class A	24,683
5,974	BG Group PLC (United Kingdom)	104,136
926	Bill Barrett Corp.*	31,401
30,137	BP PLC (United Kingdom)	265,511
1,868	Cal Dive International, Inc.*	13,169
5,935	Chevron Corp.	429,100
4,245	ConocoPhillips	203,760
766	Dril-Quip, Inc.*	41,916
4,081	ENI S.p.A (Italy)	92,284
14,320	Exxon Mobil Corp.	930,799
2,890	General Maritime Corp. (Marshall Islands)	20,895
770	Goodrich Petroleum Corp.*	14,838
11,024	ION Geophysical Corp.*	50,490
2,424	Matrix Service Co.*	25,937
529	Murphy Oil Corp.	27,455

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	ENERGY (Continued )
854	Nordic American Tanker Shipping Ltd. (Bermuda)	$24,817
2,316	Occidental Petroleum Corp.	184,933
706	Peabody Energy Corp.	32,455
1,167	Repsol YPF SA (Spain)	26,493
6,076	Royal Dutch Shell PLC, Class A (United Kingdom)	165,577
4,387	Royal Dutch Shell PLC, Class B (United Kingdom)	114,641
1,892	RPC, Inc.	23,385
3,402	Schlumberger Ltd. (Netherlands Antilles)	207,862
2,104	Southwestern Energy Co.*	89,525
1,982	StatoilHydro ASA (Norway)	44,432
3,474	Total SA (France)	194,285
795	Woodside Petroleum Ltd. (Australia)	30,876
1,252	World Fuel Services Corp.	33,078

		3,551,672

	FINANCIALS—17.7%
2,956	Aflac, Inc.	146,174
103	Alexander’s, Inc. REIT*	30,076
706	Allianz SE (Germany)	81,703
998	American Campus Communities, Inc. REIT	27,585
3,203	Annaly Capital Management, Inc. REIT	58,871
1,811	Assicurazioni Generali S.p.A (Italy)*	41,175
2,832	Australia & New Zealand Banking Group Ltd. (Australia)	58,684
2,701	AXA (France)	54,498
4,790	Banco Bilbao Vizcaya Argentaria SA (Spain)	62,428
10,795	Banco Santander SA (Spain)	140,675
22,763	Bank of America Corp.	379,231
7,518	Bank of New York Mellon (The) Corp.	214,413
11,765	Barclays PLC (United Kingdom)	55,972
4,012	BB&T Corp.	114,462
1,368	BNP Paribas (France)	99,189
5,010	Boston Private Financial Holdings, Inc.	34,319
2,344	Capital One Financial Corp.	88,486
7,301	Charles Schwab (The) Corp.	133,681
1,955	Commonwealth Bank of Australia (Australia)	94,398
1,595	Credit Suisse Group AG (Switzerland)	70,919
993	Delphi Financial Group, Inc., Class A	21,181
801	Deutsche Bank AG (Germany)	50,978
2,590	Dime Community Bancshares, Inc.	31,443
2,013	Encore Capital Group, Inc.*	36,315
502	Equity Lifestyle Properties, Inc. REIT	24,969
1,651	Equity One, Inc. REIT	30,494
418	First Financial Bankshares, Inc.	21,882
1,592	FirstMerit Corp.	33,655
1,476	Franklin Resources, Inc.	150,139
697	GAMCO Investors, Inc., Class A	30,326
1,375	Goldman Sachs Group (The), Inc.	214,981
1,435	Highwoods Properties, Inc. REIT	41,687
27,369	HSBC Holdings PLC (United Kingdom)	299,831
12,684	Intesa Sanpaolo S.p.A (Italy)*	44,703
10,626	JPMorgan Chase & Co.	445,972
927	Kansas City Life Insurance Co.	27,152
754	KBW, Inc.*	17,915
1,946	Knight Capital Group, Inc., Class A*	31,408

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
2,385	MarketAxess Holdings, Inc.	$35,680
4,536	MFA Financial, Inc. REIT	32,841
566	Mid-America Apartment Communities, Inc. REIT	29,398
20,097	Mitsubishi UFJ Financial Group, Inc. (Japan)	101,542
1,632	Montpelier Re Holdings Ltd. (Bermuda)	28,952
1,325	Moody’s Corp.	35,272
3,920	Morgan Stanley	110,466
327	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	50,717
2,657	National Australia Bank Ltd. (Australia)	60,530
7,051	National Bank of Greece SA ADR (Greece)*	27,217
3,696	National Financial Partners Corp.*	42,467
1,608	National Retail Properties, Inc. REIT	34,122
2,115	NewAlliance Bancshares, Inc.	25,338
4,669	Nordea Bank AB (Sweden)	45,691
1,433	Northern Trust Corp.	76,365
1,637	Omega Healthcare Investors, Inc. REIT	31,054
1,188	optionsXpress Holdings, Inc.	18,782
945	Platinum Underwriters Holdings Ltd. (Bermuda)	35,334
770	Potlatch Corp. REIT	25,425
654	ProAssurance Corp.*	34,871
4,350	Progressive (The) Corp.	74,603
919	Prosperity Bancshares, Inc.	38,442
465	Renasant Corp.	7,096
1,238	Riskmetrics Group, Inc.*	23,064
1,057	SCBT Financial Corp.	38,433
1,609	Simon Property Group, Inc. REIT	125,969
859	Societe Generale (France)	47,360
2,859	Standard Chartered PLC (United Kingdom)	67,987
537	Stifel Financial Corp.*	29,374
953	Sumitomo Mitsui Financial Group, Inc. (Japan)	30,628
640	Tanger Factory Outlet Centers, Inc. REIT	26,669
4	Teton Advisors, Inc., Class A	52
795	Tower Group, Inc.	18,102
5,695	UBS AG (Switzerland)*	78,619
849	UMB Financial Corp.	32,525
24,811	UniCredito Italiano S.p.A (Italy)	62,877
1,125	Washington Real Estate Investment Trust REIT	31,343
13,073	Wells Fargo & Co.	357,415
618	Westamerica Bancorp.	33,916
3,986	Westpac Banking Corp. (Australia)	93,270
622	Westwood Holdings Group, Inc.	24,090
231	Zurich Financial Services AG (Switzerland)	55,769

		5,721,637

	HEALTH CARE—9.2%
4,675	Abbott Laboratories	253,759
530	Amedisys, Inc.*	30,555
1,042	AMERIGROUP Corp.*	27,384
622	AmSurg Corp.*	12,851
2,053	AstraZeneca PLC (United Kingdom)	90,123
1,284	Bayer AG (Germany)	85,283
4,156	Boston Scientific Corp.*	32,167
3,649	Bruker Corp.*	45,613
889	Catalyst Health Solutions, Inc.*	33,506

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value

	HEALTH CARE (Continued)
918	Centene Corp.*	$16,405
888	Emergency Medical Services Corp., Class A*	46,229
4,387	eResearch Technology, Inc.*	26,541
853	Forest Laboratories, Inc.*	25,488
765	Genzyme Corp.*	43,758
7,227	GlaxoSmithKline PLC (United Kingdom)	133,569
524	Haemonetics Corp.*	28,029
1,186	Inspire Pharmaceuticals, Inc.*	7,329
2,092	Isis Pharmaceuticals, Inc.*	18,493
7,608	Johnson & Johnson	479,304
729	Magellan Health Services, Inc.*	30,560
640	Martek Biosciences Corp.*	12,691
1,254	Medicis Pharmaceutical Corp., Class A	28,215
3,529	Novartis AG (Switzerland)	196,549
667	Novo Nordisk A/S, B Shares (Denmark)	47,210
811	NuVasive, Inc.*	32,399
1,177	Onyx Pharmaceuticals, Inc.*	32,674
846	Owens & Minor, Inc.	37,774
19,249	Pfizer, Inc.	337,820
459	Pharmasset Inc.*	9,735
1,089	Psychiatric Solutions, Inc.*	23,359
620	Quality Systems, Inc.	35,489
1,686	Regeneron Pharmaceuticals, Inc.*	41,240
1,052	Roche Holding AG (Switzerland)	175,922
1,688	Sanofi-Aventis SA (France)	123,750
3,417	SIGA Technologies, Inc.*	22,586
1,047	Sirona Dental Systems, Inc.*	37,577
1,168	STERIS Corp.	36,920
1,391	Takeda Pharmaceutical Co. Ltd. (Japan)	63,003
1,209	Thoratec Corp.*	34,880
3,404	UnitedHealth Group, Inc.	115,259
549	Vanda Pharmaceuticals, Inc.*	5,638
872	WellCare Health Plans, Inc.*	23,282
611	Zimmer Holdings, Inc.*	35,029
1,359	ZymoGenetics, Inc.*	7,257

		2,983,204

	INDUSTRIALS—9.6%
557	A.O. Smith Corp.	25,232
3,511	ABB Ltd. (Switzerland)*	71,117
5,457	BAE Systems PLC (United Kingdom)	31,096
925	Baldor Electric Co.	29,064
1,065	C.H. Robinson Worldwide, Inc.	56,796
1,643	Caterpillar, Inc.	93,733
1,009	CLARCOR, Inc.	33,045
984	CRA International, Inc.*	26,174
901	Curtiss-Wright Corp.	28,877
1,570	Dollar Thrifty Automotive Group, Inc.*	47,163
620	East Japan Railway Co. (Japan)	42,698
467	Eaton Corp.	31,812
1,368	EMCOR Group, Inc.*	31,491
2,064	Emerson Electric Co.	97,710
300	Fanuc Ltd. (Japan)	29,303
257	First Solar, Inc.*	27,216

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INDUSTRIALS (Continued)
1,105	General Dynamics Corp.	$80,168
28,714	General Electric Co.	461,148
1,030	Geo Group (The), Inc.*	20,363
2,357	GrafTech International Ltd.*	29,439
795	Granite Construction, Inc.	21,966
1,222	Griffon Corp.*	15,128
4,225	Hawaiian Holdings, Inc.*	32,871
1,865	Heartland Express, Inc.	28,553
509	Heico Corp.	24,254
1,480	Heidrick & Struggles International, Inc.	39,916
3,998	Hutchison Whampoa Ltd. (Hong Kong)	28,685
5,335	JetBlue Airways Corp.*	28,169
739	Kforce, Inc.*	9,843
1,726	Knight Transportation, Inc.	34,089
1,547	Koninklijke (Royal) Philips Electronics NV (Netherlands)	45,327
783	L.B. Foster Co., Class A*	23,811
1,108	Lockheed Martin Corp.	86,158
2,241	Mitsubishi Corp. (Japan)	55,984
3,151	Mitsui & Co. Ltd. (Japan)	48,897
1,051	PACCAR, Inc.	37,153
630	Regal-Beloit Corp.	35,545
1,003	Republic Services, Inc.	28,224
2,028	Rollins, Inc.	43,095
307	Schneider Electric SA (France)	32,859
24	Seaboard Corp.	30,504
1,376	Siemens AG (Germany)	118,284
1,214	Tetra Tech, Inc.*	25,397
873	Towers Watson & Co., Class A	38,560
2,985	Union Pacific Corp.	201,099
5,973	United Parcel Service, Inc., Class B	350,854
2,684	United Technologies Corp.	184,257
316	Vestas Wind Systems A/S (Denmark)*	15,645
3,593	Vicor Corp.*	34,169
662	Vinci SA (France)	34,737
1,407	Waste Management, Inc.	46,459
641	Watsco, Inc.	37,075

		3,111,212

	INFORMATION TECHNOLOGY—17.5%
9,529	3Com Corp.*	72,706
3,814	Accenture PLC, Class A (Ireland)	152,446
720	Anixter International, Inc.*	30,053
2,536	Apple, Inc.*	518,915
2,508	Arris Group, Inc.*	25,883
1,258	Benchmark Electronics, Inc.*	24,908
591	CACI International, Inc., Class A*	29,290
1,693	CANON, Inc. (Japan)	70,395
712	Cass Information Systems, Inc.	21,552
15,392	Cisco Systems, Inc.*	374,487
416	Computer Sciences Corp.*	21,545
971	Concur Technologies, Inc.*	38,199
4,327	Corning, Inc.	76,285
3,444	Daktronics, Inc.	26,071
738	Digital River, Inc.*	19,402

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
563	Ebix, Inc.*	$8,175
2,098	Electro Scientific Industries, Inc.*	26,246
5,496	EMC Corp.*	96,125
300	EMS Technologies, Inc.*	4,116
8,590	Entegris, Inc.*	38,483
3,522	Exar Corp.*	26,028
1,071	Fair Isaac Corp.	24,590
1,840	Gartner, Inc.*	43,774
867	Google, Inc., Class A*	456,736
6,731	Hewlett-Packard Co.	341,867
1,707	Informatica Corp.*	43,563
3,594	International Business Machines Corp.	457,012
2,783	IXYS Corp.*	23,683
1,685	Jack Henry & Associates, Inc.	38,047
734	ManTech International Corp., Class A*	36,245
772	MasterCard, Inc., Class A	173,214
1,525	Microsemi Corp.*	23,653
24,847	Microsoft Corp.	712,114
3,600	ModusLink Global Solutions, Inc.*	35,640
154	Nintendo Co. Ltd. (Japan)	41,886
6,472	Nokia Oyj (Finland)	87,396
14,224	Oracle Corp.	350,622
3,105	Palm, Inc.*	18,941
2,296	Parametric Technology Corp.*	39,973
1,011	Paychex, Inc.	30,269
1,580	Polycom, Inc.*	41,254
1,843	Quest Software, Inc.*	31,055
2,464	Rackspace Hosting, Inc.*	48,861
1,358	Riverbed Technology, Inc.*	37,006
282	Rogers Corp.*	7,741
1,364	SAP AG (Germany)	60,981
3,126	Skyworks Solutions, Inc.*	47,734
613	Smith Micro Software, Inc.*	5,370
1,350	Solera Holdings, Inc.	46,116
1,065	SRA International, Inc., Class A*	20,299
4,249	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	42,597
3,310	TIBCO Software, Inc.*	30,353
5,179	Visa, Inc., Class A	441,665
843	VistaPrint NV (Netherlands)*	48,658
3,863	Yahoo!, Inc.*	59,143

		5,649,368

	MATERIALS—4.0%
385	Air Liquide SA (France)	46,084
622	AMCOL International Corp.	15,824
2,606	American Vanguard Corp.	16,809
2,214	Anglo American PLC (United Kingdom)*	80,557
1,290	ArcelorMittal (Luxembourg)	49,240
1,337	BASF AG (Germany)	75,247
5,086	BHP Billiton Ltd. (Australia)	187,189
3,340	BHP Billiton PLC (United Kingdom)	102,052
3,116	Dow Chemical (The) Co.	88,214
2,391	E.I. du Pont de Nemours & Co.	80,625
275	NewMarket Corp.	24,489

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS (Continued)
1,349	Newmont Mining Corp.	$66,479
845	Praxair, Inc.	63,493
2,172	Rio Tinto PLC (United Kingdom)	111,236
757	Rock-Tenn Co., Class A	31,673
1,365	Rockwood Holdings, Inc.*	32,746
940	Sensient Technologies Corp.	24,835
700	Shin-Etsu Chemical Co. Ltd. (Japan)	37,653
765	Silgan Holdings, Inc.	43,689
159	Syngenta AG (Switzerland)	41,202
349	Vulcan Materials Co.	15,150
1,328	Westlake Chemical Corp.	26,892
587	Weyerhaeuser Co.	23,715

		1,285,093

	TELECOMMUNICATION SERVICES—3.8%
17,753	AT&T, Inc.	440,453
4,285	Deutsche Telekom AG (Germany)	55,261
3,008	France Telecom SA (France)	70,709
2,611	Koninklijke (Royal) KPN NV (Netherlands)	41,690
25	NTT DoCoMo, Inc. (Japan)	38,654
6,084	Telefonica SA ADR (Spain)	143,182
8,481	Verizon Communications, Inc.	245,355
82,833	Vodafone Group PLC (United Kingdom)	178,375

		1,213,679

	UTILITIES—3.4%
1,756	Consolidated Edison, Inc.	75,069
3,016	E.ON AG (Germany)	107,652
8,393	Enel S.p.A (Italy)	45,615
819	EQT Corp.	35,839
4,103	Exelon Corp.	177,661
2,591	FPL Group, Inc.	120,145
1,844	GDF Suez (France)	67,870
5,992	Iberdrola SA (Spain)	48,360
844	New Jersey Resources Corp.	30,738
918	Nicor, Inc.	38,235
1,527	Piedmont Natural Gas Co., Inc.	39,442
737	RWE AG (Germany)	62,640
4,932	Southern Co.	156,690
1,900	Tokyo Electric Power (The) Co., Inc. (Japan)	52,148
1,029	WGL Holdings, Inc.	33,803

		1,091,907

	Total Common Stocks
	(Cost $32,988,295)	30,666,763

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS—2.7%
	CONSUMER DISCRETIONARY—0.3%
$5,000	CBS Corp.
	7.875%, 7/30/30	$5,383
8,000	Comcast Corp.
	6.45%, 3/15/37	8,234
17,000	Home Depot (The), Inc.
	5.40%, 3/01/16	18,259
13,000	News America, Inc.
	6.20%, 12/15/34	13,139
16,000	Target Corp.
	7.00%, 1/15/38	18,628
6,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	6,245
5,000	Time Warner, Inc.
	7.70%, 5/01/32	5,907
6,000	Viacom, Inc.
	6.25%, 4/30/16	6,713

		82,508

	CONSUMER STAPLES—0.2%
18,000	CVS Caremark Corp.
	6.302%, 6/01/37 (b)	16,479
9,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	10,031
18,000	Kraft Foods
	6.50%, 8/11/17	20,330
4,000	Pepsi Bottling Group, Inc., Series B
	7.00%, 3/01/29	4,710
10,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	10,306
8,000	Wal-Mart Stores, Inc.
	6.50%, 8/15/37	9,120

		70,976

	ENERGY—0.2%
20,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	21,898
2,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	2,164
14,000	ConocoPhillips
	5.90%, 10/15/32	14,488
2,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	2,182
13,000	Kinder Morgan Energy Partners LP
	5.80%, 3/15/35	12,414

		53,146

	FINANCIALS—1.0%
5,000	Allstate (The) Corp.
	5.55%, 5/09/35	4,835
49,000	American Express Co.
	4.875%, 7/15/13	51,419

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	FINANCIALS (Continued)
$8,000	Capital One Financial Corp.
	6.15%, 9/01/16	$8,201
28,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	32,672
7,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	7,224
29,000	Goldman Sachs Group LP
	5.00%, 10/01/14	30,590
69,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	67,104
20,000	HSBC Finance Corp.
	5.50%, 1/19/16	21,175
25,000	JP Morgan Chase Bank NA
	5.875%, 6/13/16	26,762
9,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	9,888
4,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	4,221
18,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	18,471
18,000	MetLife, Inc.
	5.00%, 6/15/15	19,017
10,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (b)	9,542
8,000	Unilever Capital Corp.
	5.90%, 11/15/32	8,514
13,000	Wachovia Corp.
	5.25%, 8/01/14	13,759
2,000	Wells Fargo & Co.
	5.00%, 11/15/14	2,096

		335,490

	HEALTH CARE—0.2%
22,000	Abbott Laboratories
	5.875%, 5/15/16	24,982
9,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	9,993
8,000	Eli Lilly & Co.
	5.55%, 3/15/37	8,106
2,000	WellPoint, Inc.
	5.25%, 1/15/16	2,141
20,000	Wyeth
	5.50%, 2/01/14	22,272

		67,494

	INDUSTRIALS—0.1%
10,000	CSX Corp.
	6.00%, 10/01/36	10,072
27,000	General Electric Co.
	5.25%, 12/06/17	28,380

		38,452

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	INFORMATION TECHNOLOGY—0.1%
$10,000	IBM Corp.
	5.70%, 9/14/17	$11,154
9,000	Oracle Corp.
	5.25%, 1/15/16	10,004

		21,158

	MATERIALS—0.1%
6,000	CRH America, Inc.
	6.00%, 9/30/16	6,406
9,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	9,160
6,000	Weyerhaeuser Co.
	7.375%, 3/15/32	5,718

		21,284

	TELECOMMUNICATION SERVICES—0.3%
13,000	BellSouth Corp.
	6.00%, 11/15/34	12,826
40,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	44,097
6,000	Embarq Corp.
	7.082%, 6/01/16	6,622
27,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	32,253
4,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	4,300

		100,098

	UTILITIES—0.2%
2,000	Constellation Energy Group
	4.55%, 6/15/15	2,060
17,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	18,345
9,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	9,726
	Pacific Gas & Electric Co.
19,000	6.05%, 3/01/34	19,851
20,000	6.25%, 3/01/39	21,537

		71,519

	Total Corporate Bonds
	(Amortized Cost $835,523)	862,125

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—1.5%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.0% (a)
4,000	6.25%, 7/15/32	4,748

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.2%
43,000	5.00%, 4/15/15	48,061

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value

	UNITED STATES TREASURY BONDS/NOTES—1.3%
$12,300	4.75%, 5/15/14	$13,733
90,000	3.25%, 7/31/16	92,194
93,400	8.125%, 8/15/19	127,862
44,600	7.625%, 2/15/25	61,660
28,600	6.25%, 5/15/30	35,754
49,100	5.00%, 5/15/37	53,251
46,000	4.375%, 2/15/38	45,094

		429,548

	Total United States Government & Agencies Obligations
	(Amortized Cost $482,142)	482,357

	SOVEREIGN BONDS—0.1%
7,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	9,067
15,000	Republic of Brazil (Brazil)
	7.125%, 1/20/37	17,025

	Total Sovereign Bonds
	(Amortized cost $25,917)	26,092

	Total Investments—99.3%
	(Amortized Cost $34,331,877)(a)	$32,037,337
	Other assets less liabilities—0.7%	214,474

	Net Assets—100.0%	$32,251,811

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Less than 0.1%.
(b) Variable Rate Coupon. Stated interest rate was in effect at February 28, 2010.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2010, net unrealized appreciation was $2,294,540 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,049,530 and aggregate gross unrealized depreciation of $4,344,070.

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$30,666,763	$-	$-
Corporate Bonds	-	862,125	-
United States Government & Agencies Obligations	-	482,357	-
Sovereign Bonds	-	26,092	-

Total Investments	$30,666,763	$1,370,574	$-

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF February 28, 2010 (Unaudited)

	Value	% of Net Assets

United States	$23,699,838	73.5%
United Kingdom	2,176,888	6.7
Japan	1,008,398	3.1
Switzerland	957,198	3.0
France	908,183	2.8
Germany	821,158	2.5
Australia	524,949	1.6
Spain	421,138	1.3
Italy	286,654	0.9
Netherlands	218,844	0.7
Netherlands Antilles	207,862	0.6
Ireland	152,446	0.5
Sweden	133,653	0.4
Bermuda	89,102	0.3
Finland	87,396	0.3
Denmark	62,854	0.2
Luxembourg	49,240	0.2
Belgium	48,511	0.1
Norway	44,432	0.1
Cayman Islands	33,539	0.1
Hong Kong	28,685	0.1
Greece	27,217	0.1
Marshall Islands	20,895	0.1
Brazil	17,025	0.1
Canada	11,232	0.0

Total Investments	32,037,337	99.3
Other assets less liabilities	214,474	0.7

Net Assets	$32,251,811	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
February 28, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—20.7%
	CONSUMER DISCRETIONARY—2.0%
200	Amazon.com, Inc.*	$23,680
33	AutoZone, Inc.*	5,476
215	Bally Technologies, Inc.*	8,903
717	Brown Shoe Co., Inc.	9,916
205	Buckle (The), Inc.	6,000
254	Carter’s, Inc.*	7,280
469	Cinemark Holdings, Inc.	7,556
200	Collective Brands, Inc.*	4,520
100	Columbia Sportswear Co.	4,584
1,454	Comcast Corp., Class A	23,904
427	Corinthian Colleges, Inc.*	6,926
218	Daimler AG (Germany)	9,122
481	DIRECTV, Class A*	16,282
300	Dress Barn (The), Inc.*	7,458
900	Eastman Kodak Co. *	5,346
474	Ethan Allen Interiors, Inc.	7,565
1,372	Ford Motor Co.*	16,107
228	Fossil, Inc.*	8,265
129	Hennes & Mauritz AB, B Shares (Sweden)	7,845
851	Home Depot (The), Inc.	26,551
432	HONDA MOTOR Co. Ltd. (Japan)	14,973
212	J. Crew Group, Inc.*	8,921
251	Jack in the Box, Inc.*	5,301
653	Knology, Inc.*	7,477
300	Las Vegas Sands Corp.*	4,989
76	LVMH Moet Hennessy Louis Vuitton SA (France)	8,256
468	Marcus Corp.	5,714
537	McDonald’s Corp.	34,286
981	News Corp., Class A	13,116
1,000	Nissan Motor Co. Ltd. (Japan)*	7,933
167	Omnicom Group, Inc.	6,116
600	Panasonic Corp. (Japan)	8,338
287	Rent-A-Center, Inc.*	6,383
283	Sony Corp. (Japan)	9,713
1,259	Talbots (The), Inc.*	13,648
400	Target Corp.	20,608
587	Time Warner, Inc.	17,046
800	Toyota Motor Corp. (Japan)	29,979
138	Tractor Supply Co.*	7,551
193	Tupperware Brands Corp.	9,019
100	Vail Resorts, Inc.*	3,601
335	Vivendi (France)	8,458
437	Volcom, Inc.*	7,053
19	Volkswagen AG (Germany)	1,647
868	Walt Disney (The) Co.	27,116
139	Warnaco Group (The), Inc.*	5,802

		506,330

	CONSUMER STAPLES—2.1%
186	Anheuser-Busch Inbev NV (Belgium)	9,331
661	B&G Foods, Inc., Class A	6,154
176	Boston Beer (The) Co., Inc., Class A*	8,328
466	British American Tobacco PLC (United Kingdom)	15,816
203	Campbell Soup Co.	6,766

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES (Continued)
170	Carrefour SA (France)	$7,861
198	Casey’s General Stores, Inc.	6,021
1,037	Coca-Cola (The) Co.	54,671
722	CVS Caremark Corp.	24,368
630	Diageo PLC (United Kingdom)	10,205
200	Fresh Del Monte Produce, Inc. (Cayman Islands)*	3,882
275	Imperial Tobacco Group PLC (United Kingdom)	8,566
678	Kraft Foods, Inc., Class A	19,276
108	Lancaster Colony Corp.	6,214
884	Nestle SA (Switzerland)	44,043
939	Philip Morris International, Inc.	45,992
864	Prestige Brands Holdings, Inc.*	6,938
1,285	Procter & Gamble (The) Co.	81,315
125	Reckitt Benckiser Group PLC (United Kingdom)	6,562
214	Ruddick Corp.	6,270
259	Safeway, Inc.	6,454
2,081	Tesco PLC (United Kingdom)	13,296
232	Tootsie Roll Industries, Inc.	6,313
412	Unilever NV (Netherlands)	12,426
329	Unilever PLC (United Kingdom)	9,637
1,919	Wal-Mart Stores, Inc.	103,761

		530,466

	ENERGY—2.4%
135	Arena Resources, Inc.*	5,593
641	ATP Oil & Gas Corp.*	11,576
935	BG Group PLC (United Kingdom)	16,298
204	Bill Barrett Corp.*	6,918
4,922	BP PLC (United Kingdom)	43,364
995	Chevron Corp.	71,939
710	ConocoPhillips	34,080
125	Dril-Quip, Inc.*	6,840
690	ENI S.p.A (Italy)	15,603
2,431	Exxon Mobil Corp.	158,014
641	General Maritime Corp. (Marshall Islands)	4,634
1,889	ION Geophysical Corp.*	8,652
519	Matrix Service Co.*	5,553
121	Murphy Oil Corp.	6,280
185	Nordic American Tanker Shipping Ltd. (Bermuda)	5,376
405	Occidental Petroleum Corp.	32,339
114	Peabody Energy Corp.	5,241
211	Repsol YPF SA (Spain)	4,790
993	Royal Dutch Shell PLC, Class A (United Kingdom)	27,060
766	Royal Dutch Shell PLC, Class B (United Kingdom)	20,017
555	Schlumberger Ltd. (Netherlands Antilles)	33,911
349	Southwestern Energy Co.*	14,850
408	StatoilHydro ASA (Norway)	9,147
584	Total SA (France)	32,660
148	Woodside Petroleum Ltd. (Australia)	5,748
264	World Fuel Services Corp.	6,975

		593,458

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS—3.8%
511	Aflac, Inc.	$25,269
23	Alexander’s, Inc. REIT*	6,716
122	Allianz SE (Germany)	14,119
233	American Campus Communities, Inc. REIT	6,440
640	Annaly Capital Management, Inc. REIT	11,763
308	Assicurazioni Generali S.p.A (Italy)*	7,003
477	Australia & New Zealand Banking Group Ltd. (Australia)	9,884
401	AXA (France)	8,091
822	Banco Bilbao Vizcaya Argentaria SA (Spain)	10,713
1,762	Banco Santander SA (Spain)	22,962
3,781	Bank of America Corp.	62,991
1,273	Bank of New York Mellon (The) Corp.	36,306
2,043	Barclays PLC (United Kingdom)	9,720
679	BB&T Corp.	19,372
214	BNP Paribas (France)	15,516
932	Boston Private Financial Holdings, Inc.	6,384
432	Capital One Financial Corp.	16,308
1,211	Charles Schwab (The) Corp.	22,173
333	Commonwealth Bank of Australia (Australia)	16,080
233	Credit Suisse Group AG (Switzerland)	10,360
200	Delphi Financial Group, Inc., Class A	4,266
142	Deutsche Bank AG (Germany)	9,037
528	Dime Community Bancshares, Inc.	6,410
378	Encore Capital Group, Inc.*	6,819
384	Equity One, Inc. REIT	7,092
293	FirstMerit Corp.	6,194
252	Franklin Resources, Inc.	25,633
118	GAMCO Investors, Inc., Class A	5,134
232	Goldman Sachs Group (The), Inc.	36,273
242	Highwoods Properties, Inc. REIT	7,030
4,538	HSBC Holdings PLC (United Kingdom)	49,714
2,254	Intesa Sanpaolo S.p.A (Italy)*	7,944
1,763	JPMorgan Chase & Co.	73,994
192	Kansas City Life Insurance Co.	5,624
354	Knight Capital Group, Inc., Class A*	5,714
468	MarketAxess Holdings, Inc.	7,001
970	MFA Financial, Inc. REIT	7,023
100	Mid-America Apartment Communities, Inc. REIT	5,194
3,233	Mitsubishi UFJ Financial Group, Inc. (Japan)	16,335
337	Montpelier Re Holdings Ltd. (Bermuda)	5,978
253	Moody’s Corp.	6,735
664	Morgan Stanley	18,712
55	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	8,530
456	National Australia Bank Ltd. (Australia)	10,388
1,210	National Bank of Greece SA ADR (Greece)*	4,671
741	National Financial Partners Corp.*	8,514
351	National Retail Properties, Inc. REIT	7,448
399	NewAlliance Bancshares, Inc.	4,780
787	Nordea Bank AB (Sweden)	7,702
241	Northern Trust Corp.	12,843
367	Omega Healthcare Investors, Inc. REIT	6,962
188	Platinum Underwriters Holdings Ltd. (Bermuda)	7,030
127	ProAssurance Corp.*	6,772
786	Progressive (The) Corp.	13,480
169	Prosperity Bancshares, Inc.	7,069

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	FINANCIALS (Continued)
210	SCBT Financial Corp.	$7,636
262	Simon Property Group, Inc. REIT	20,512
125	Societe Generale (France)	6,892
503	Standard Chartered PLC (United Kingdom)	11,961
104	Stifel Financial Corp.*	5,689
220	Sumitomo Mitsui Financial Group, Inc. (Japan)	7,071
872	UBS AG (Switzerland)*	12,037
143	UMB Financial Corp.	5,478
3,754	UniCredito Italiano S.p.A (Italy)	9,513
257	Washington Real Estate Investment Trust REIT	7,160
2,169	Wells Fargo & Co.	59,300
109	Westamerica Bancorp.	5,982
658	Westpac Banking Corp. (Australia)	15,397
126	Westwood Holdings Group, Inc.	4,880
39	Zurich Financial Services AG (Switzerland)	9,416

		957,139

	HEALTH CARE—2.1%
786	Abbott Laboratories	42,664
100	Amedisys, Inc.*	5,765
227	AMERIGROUP Corp.*	5,966
345	AstraZeneca PLC (United Kingdom)	15,145
225	Bayer AG (Germany)	14,944
875	Boston Scientific Corp.*	6,773
742	Bruker Corp.*	9,275
200	Catalyst Health Solutions, Inc.*	7,538
163	Emergency Medical Services Corp., Class A*	8,486
930	eResearch Technology, Inc.*	5,627
200	Forest Laboratories, Inc.*	5,976
154	Genzyme Corp.*	8,809
1,237	GlaxoSmithKline PLC (United Kingdom)	22,862
118	Haemonetics Corp.*	6,312
425	Isis Pharmaceuticals, Inc.*	3,757
1,270	Johnson & Johnson	80,009
172	Magellan Health Services, Inc.*	7,210
210	Medicis Pharmaceutical Corp., Class A	4,725
606	Novartis AG (Switzerland)	33,751
131	Novo Nordisk A/S, B Shares (Denmark)	9,272
177	NuVasive, Inc.*	7,071
243	Onyx Pharmaceuticals, Inc.*	6,746
184	Owens & Minor, Inc.	8,216
3,272	Pfizer, Inc.	57,424
249	Psychiatric Solutions, Inc.*	5,341
127	Quality Systems, Inc.	7,269
346	Regeneron Pharmaceuticals, Inc.*	8,463
181	Roche Holding AG (Switzerland)	30,268
280	Sanofi-Aventis SA (France)	20,527
690	SIGA Technologies, Inc.*	4,561
200	Sirona Dental Systems, Inc.*	7,178
261	STERIS Corp.	8,250
266	Takeda Pharmaceutical Co. Ltd. (Japan)	12,048
254	Thoratec Corp.*	7,328
565	UnitedHealth Group, Inc.	19,131
200	WellCare Health Plans, Inc.*	5,340

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	HEALTH CARE (Continued)
100	Zimmer Holdings, Inc.*	$5,733

		525,760

	INDUSTRIALS—2.2%
601	ABB Ltd. (Switzerland)*	12,174
1,020	BAE Systems PLC (United Kingdom)	5,812
201	Baldor Electric Co.	6,315
184	C.H. Robinson Worldwide, Inc.	9,813
272	Caterpillar, Inc.	15,518
207	CLARCOR, Inc.	6,779
209	CRA International, Inc.*	5,559
190	Curtiss-Wright Corp.	6,090
306	Dollar Thrifty Automotive Group, Inc.*	9,192
200	East Japan Railway Co. (Japan)	13,773
100	Eaton Corp.	6,812
287	EMCOR Group, Inc.*	6,607
379	Emerson Electric Co.	17,942
100	Fanuc Ltd. (Japan)	9,768
53	First Solar, Inc.*	5,613
208	General Dynamics Corp.	15,090
4,954	General Electric Co.	79,562
500	GrafTech International Ltd.*	6,245
165	Granite Construction, Inc.	4,559
786	Hawaiian Holdings, Inc.*	6,115
352	Heartland Express, Inc.	5,389
313	Heidrick & Struggles International, Inc.	8,442
1,061	JetBlue Airways Corp.*	5,602
328	Knight Transportation, Inc.	6,478
307	Koninklijke (Royal) Philips Electronics NV (Netherlands)	8,995
165	L.B. Foster Co., Class A*	5,018
191	Lockheed Martin Corp.	14,852
416	Mitsubishi Corp. (Japan)	10,392
600	Mitsui & Co. Ltd. (Japan)	9,311
215	PACCAR, Inc.	7,600
129	Regal-Beloit Corp.	7,278
215	Republic Services, Inc.	6,050
368	Rollins, Inc.	7,820
63	Schneider Electric SA (France)	6,743
5	Seaboard Corp.	6,355
238	Siemens AG (Germany)	20,459
234	Tetra Tech, Inc.*	4,895
182	Towers Watson & Co., Class A	8,039
503	Union Pacific Corp.	33,887
1,014	United Parcel Service, Inc., Class B	59,563
414	United Technologies Corp.	28,421
769	Vicor Corp.*	7,313
119	Vinci SA (France)	6,244
256	Waste Management, Inc.	8,453
125	Watsco, Inc.	7,230

		550,167

	INFORMATION TECHNOLOGY—3.8%
1,742	3Com Corp.*	13,291
642	Accenture PLC, Class A (Ireland)	25,661

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY (Continued)
154	Anixter International, Inc.*	$6,428
421	Apple, Inc.*	86,146
495	Arris Group, Inc.*	5,108
125	CACI International, Inc., Class A*	6,195
266	CANON, Inc. (Japan)	11,060
151	Cass Information Systems, Inc.	4,571
2,558	Cisco Systems, Inc.*	62,236
200	Concur Technologies, Inc.*	7,868
810	Corning, Inc.	14,280
735	Daktronics, Inc.	5,564
153	Digital River, Inc. *	4,022
435	Electro Scientific Industries, Inc.*	5,442
997	EMC Corp.*	17,438
1,361	Entegris, Inc.*	6,097
698	Exar Corp.*	5,158
200	Fair Isaac Corp.	4,592
382	Gartner, Inc.*	9,088
147	Google, Inc., Class A*	77,440
1,127	Hewlett-Packard Co.	57,240
341	Informatica Corp.*	8,702
575	International Business Machines Corp.	73,117
576	IXYS Corp.*	4,902
336	Jack Henry & Associates, Inc.	7,587
153	ManTech International Corp., Class A*	7,555
121	MasterCard, Inc., Class A	27,149
328	Microsemi Corp.*	5,087
4,176	Microsoft Corp.	119,685
731	ModusLink Global Solutions, Inc.*	7,237
27	Nintendo Co. Ltd. (Japan)	7,344
945	Nokia Oyj (Finland)	12,761
2,456	Oracle Corp.	60,540
594	Palm, Inc.*	3,623
491	Parametric Technology Corp.*	8,548
199	Paychex, Inc.	5,958
321	Polycom, Inc.*	8,381
387	Quest Software, Inc.*	6,521
416	Rackspace Hosting, Inc.*	8,249
269	Riverbed Technology, Inc.*	7,330
252	SAP AG (Germany)	11,266
576	Skyworks Solutions, Inc.*	8,796
275	Solera Holdings, Inc.	9,394
732	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	7,338
704	TIBCO Software, Inc.*	6,456
871	Visa, Inc., Class A	74,279
162	VistaPrint NV (Netherlands)*	9,351
752	Yahoo!, Inc.*	11,513

		963,594

	MATERIALS—0.8%
70	Air Liquide SA (France)	8,379
556	American Vanguard Corp.	3,586
347	Anglo American PLC (United Kingdom)*	12,626
233	ArcelorMittal (Luxembourg)	8,894
238	BASF AG (Germany)	13,395

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Number of Shares		Value
	MATERIALS (Continued)
882	BHP Billiton Ltd. (Australia)	$32,462
589	BHP Billiton PLC (United Kingdom)	17,997
586	Dow Chemical (The) Co.	16,589
400	E.I. du Pont de Nemours & Co.	13,488
270	Newmont Mining Corp.	13,306
167	Praxair, Inc.	12,548
348	Rio Tinto PLC (United Kingdom)	17,822
156	Rock-Tenn Co., Class A	6,527
300	Rockwood Holdings, Inc.*	7,197
212	Sensient Technologies Corp.	5,601
100	Shin-Etsu Chemical Co. Ltd. (Japan)	5,379
157	Silgan Holdings, Inc.	8,966
29	Syngenta AG (Switzerland)	7,515
270	Westlake Chemical Corp.	5,468

		217,745

	TELECOMMUNICATION SERVICES—0.8%
2,999	AT&T, Inc.	74,405
751	Deutsche Telekom AG (Germany)	9,685
499	France Telecom SA (France)	11,730
450	Koninklijke (Royal) KPN NV (Netherlands)	7,185
4	NTT DoCoMo, Inc. (Japan)	6,185
1,001	Telefonica SA ADR (Spain)	23,558
1,395	Verizon Communications, Inc.	40,357
13,502	Vodafone Group PLC (United Kingdom)	29,076

		202,181

	UTILITIES—0.7%
283	Consolidated Edison, Inc.	12,098
515	E.ON AG (Germany)	18,382
1,362	Enel S.p.A (Italy)	7,402
181	EQT Corp.	7,921
687	Exelon Corp.	29,746
410	FPL Group, Inc.	19,012
309	GDF Suez (France)	11,373
1,024	Iberdrola SA (Spain)	8,265
154	New Jersey Resources Corp.	5,609
185	Nicor, Inc.	7,705
295	Piedmont Natural Gas Co., Inc.	7,620
124	RWE AG (Germany)	10,539
763	Southern Co.	24,241
300	Tokyo Electric Power (The) Co., Inc. (Japan)	8,234
202	WGL Holdings, Inc.	6,636

		184,783

	Total Common Stocks
	(Cost $4,931,501)	5,231,623

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS—7.1%
	CONSUMER DISCRETIONARY—0.1%
$18,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$20,912

	CONSUMER STAPLES—0.5%
29,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	32,323
24,000	Kroger (The) Co.
	5.50%, 2/01/13	26,039
49,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	53,157

		111,519

	ENERGY—0.5%
34,000	Apache Corp.
	5.25%, 4/15/13	36,945
34,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	35,913
49,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	53,583

		126,441

	FINANCIALS—5.3%
39,000	American Express Co.
	4.875%, 7/15/13	40,925
79,000	Bank of America Corp.
	4.875%, 1/15/13	82,964
49,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	54,283
49,000	Boston Properties LP
	6.25%, 1/15/13	53,784
99,000	Citigroup, Inc.
	6.00%, 2/21/12	105,113
139,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	151,992
24,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	25,840
49,000	Genworth Financial, Inc.
	5.75%, 6/15/14	48,384
99,000	Goldman Sachs Group LP
	5.00%, 10/01/14	104,428
129,000	HSBC Finance Corp.
	6.375%, 11/27/12	142,314
74,000	John Deere Capital Corp.
	7.00%, 3/15/12	82,389
70,000	JP Morgan Chase Bank NA
	5.875%, 6/13/16	74,934
24,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	26,113
41,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	42,072
108,000	Morgan Stanley
	5.30%, 3/01/13	115,025

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	FINANCIALS (Continued)
$29,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	$32,149
12,000	Prudential Financial, Inc.
	5.10%, 9/20/14	12,723
74,000	Wachovia Corp.
	5.25%, 8/01/14	78,321
64,000	Wells Fargo & Co.
	4.875%, 1/12/11	66,558

		1,340,311

	INFORMATION TECHNOLOGY—0.1%
29,000	Oracle Corp.
	5.25%, 1/15/16	32,236

	TELECOMMUNICATION SERVICES—0.3%
35,000	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, 2/01/14	38,584
24,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	25,672

		64,256

	UTILITIES—0.3%
24,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	25,936
54,000	Progress Energy, Inc.
	7.10%, 3/01/11	56,979

		82,915

	Total Corporate Bonds
	(Amortized Cost $1,666,531)	1,778,590

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—70.7%
	FEDERAL HOME LOAN MORTGAGE CORP.—3.0%
400,000	3.25%, 2/25/11	410,602
40,000	4.875%, 11/18/11	42,770
275,000	4.50%, 1/15/13	299,024

		752,396

	UNITED STATES TREASURY BONDS/NOTES—67.7%
1,970,000	4.00%, 4/15/10	1,980,082
1,398,400	4.50%, 5/15/10	1,411,401
1,866,400	3.875%, 7/15/10	1,893,157
1,025,000	4.50%, 11/15/10	1,056,031
1,305,000	5.00%, 2/15/11	1,363,828
1,151,800	4.875%, 4/30/11	1,212,360
2,950,000	4.875%, 5/31/11	3,115,477
2,095,000	5.125%, 6/30/11	2,226,266

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

Principal Amount		Value
	UNITED STATES TREASURY BONDS/NOTES (Continued)
$125,000	4.625%, 8/31/11	$132,710
240,000	1.375%, 5/15/12	242,513
540,000	4.75%, 5/31/12	586,238
213,000	3.375%, 7/31/13	226,196
1,419,600	4.75%, 5/15/14	1,584,962
40,000	4.375%, 2/15/38	39,213

		17,070,434

	Total United States Government & Agencies Obligations
	(Amortized Cost $17,650,114)	17,822,830

	SOVEREIGN BONDS—0.2%
44,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11
	(Amortized Cost $45,118)	46,175

	Total Investments - 98.7%
	(Amortized Cost $24,293,264)(a)	$24,879,218
	Other assets less liabilities—1.3%	317,274

	Net Assets—100.0%	$25,196,492

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2010, net unrealized appreciation was $585,954 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $814,694 and aggregate gross unrealized depreciation of $228,740.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
February 28, 2010 (Unaudited)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$5,231,623	$-	$-
Corporate Bonds	-	1,778,590	-
United States Government & Agencies Obligations	-	17,822,830	-
Sovereign Bonds	-	46,175	-

Total Investments	$5,231,623	$19,647,595	$-

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2010 (Unaudited)

	Value	% of Net Assets

United States	$23,234,815	92.2%
United Kingdom	363,557	1.4
Japan	187,835	0.7
Switzerland	159,564	0.6
France	152,731	0.6
Supernational	151,992	0.6
Germany	141,126	0.6
Italy	93,640	0.4
Australia	89,958	0.4
Spain	70,287	0.3
Netherlands	70,280	0.3
Netherlands Antilles	33,911	0.1
Ireland	25,661	0.1
Sweden	22,885	0.1
Bermuda	18,384	0.1
Finland	12,761	0.1
Belgium	9,331	0.1
Denmark	9,272	0.0
Norway	9,147	0.0
Luxembourg	8,894	0.0
Greece	4,671	0.0
Marshall Islands	4,634	0.0
Cayman Islands	3,882	0.0

Total Investments	24,879,218	98.7
Other assets less liabilities	317,274	1.3

Net Assets	$25,196,492	100.0%

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ David M. Kelley
David M. Kelley
President and Chief Executive Officer

Date:	April 14, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley
David M. Kelley
President and Chief Executive Officer

Date:	April 14, 2010

By:	/s/ James J. McCluskey
James J. McCluskey
Secretary, Treasurer, Chief Financial Officer and Controller

Date:	April 14, 2010